As filed with the Securities and Exchange Commission on June 8, 2007
                                     Investment Company Act File number 811-8312



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR
                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                                Daily Income Fund
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)


                                 Rosanne Holtzer
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  212-830-5200

Date of fiscal year end:   March 31

Date of reporting period:  March 31, 2007

Item 1: Report to Stockholders

-------------------------------------------------------------------------------
                                                               600 Fifth Avenue
Daily                                                        New York, NY 10020
Income                                                           (212) 830-5200
Fund
===============================================================================

















                                Annual Report
                               March 31, 2007

                   [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
                        TABLE OF CONTENTS
===============================================================================

Shareholder Letter                                  4                       Municipal Portfolio

Money Market Portfolio                                                          Expense Chart                                 42

     Expense Chart                                  5                           Schedule of Investments                       44

     Schedule of Investments                        7                           Statement of Assets and Liabilities           51

     Statement of Assets and Liabilities           15                           Statement of Operations                       52

     Statement of Operations                       16                           Statements of Changes in Net Assets           53

     Statements of Changes in Net Assets           17                           Financial Highlights                          54

     Financial Highlights                          18
                                                                            Notes to Financial Statements                     58

U.S Treasury Portfolio                                                      Report of Independent Registered Public
                                                                            Accounting Firm                                   66
     Expense Chart                                 22
                                                                            Additional Information                            67
     Schedule of Investments                       24
                                                                            Board Approval of Investment Management
     Statement of Assets and Liabilities           25                       Contract                                          68

     Statement of Operations                       26                       Proxy Results                                     70

     Statements of Changes in Net Assets           27                       Trustees and Officers Tables                      71

     Financial Highlights                          28


U.S. Government Portfolio

     Expense Chart                                 32

     Schedule of Investments                       34

     Statement of Assets and Liabilities           36

     Statement of Operations                       37

     Statements of Changes in Net Assets           38

     Financial Highlights                          39


-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)

SHAREHOLDER LETTER
===============================================================================


Dear Shareholder:


We are pleased to present the annual report of Daily Income Fund (the "Fund") for the year ended March 31, 2007. As of March 31, 2007:

The Money Market Portfolio had net assets of $5,299,002,296.

The U.S. Treasury Portfolio had net assets of $1,036,789,177.

The U.S. Government Portfolio had net assets of $250,898,521.

The Municipal Portfolio had net assets of $236,297,776.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,




/s/ Steven W. Duff




Steven W. Duff
President

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2007
(UNAUDITED)
===============================================================================
As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period through March 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------------
Institutional Shares (Formerly Class B) Beginning Account Ending Account Value     Expenses Paid             Annualized
         & Pinnacle Shares (a)           Value 10/01/06         03/31/07          During the period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,026.10               $1.01                  0.20%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,023.93               $1.01                  0.20%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
     Institutional Service Shares       Beginning Account Ending Account Value      Expenses Paid           Annualized
        (Formerly Class A) (a)           Value 10/01/06         03/31/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,024.80               $2.27                  0.45%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,022.69               $2.27                  0.45%
  expenses)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
            Investor Shares             Beginning Account Ending Account Value     Expenses Paid            Annualized
                                         Value 11/28/06         03/31/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual (b)                                $1,000.00           $1,016.20               $2.23                  0.65%
----------------------------------------------------------------------------------------------------------------------------
 Hypothetical (5% return before             $1,000.00           $1,021.69               $3.28                  0.65%
 expenses)(a)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
       Short Term Income Shares         Beginning Account Ending Account ValueExpenses Paid                 Annualized
                                         Value 02/12/07         03/31/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual (c)                                $1,000.00           $1,005.90               $1.24                  0.94%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,020.24               $4.73                  0.94%
  expenses)(a)
----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
EXPENSE CHART (CONTINUED)
FOR THE SIX MONTHS ENDED MARCH 31, 2007
(UNAUDITED)
===============================================================================

----------------------------------------------------------------------------------------------------------------------------
            Retail Shares              Beginning Account  Ending Account Value     Expenses Paid             Annualized
                                         Value 11/28/06         03/31/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual (b)                                $1,000.00           $1,014.90               $3.42                  1.00%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,019.95               $5.04                  1.00%
  expenses)(a)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
                                       Beginning Account  Ending Account Value      Expenses Paid            Annualized
           Advantage Shares              Value 11/01/06         03/31/07          During the Period        Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual (d)                                $1,000.00           $1,018.10               $4.26                  1.02%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,019.85               $5.14                  1.02%
  expenses)(a)
----------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 1, 2006 through March 31, 2007), multiplied by 182/365 (to reflect the most recent fiscal half-year).

(b) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (November 28, 2006 through March 31, 2007), multiplied by 124/365 (to reflect the most recent fiscal half-year).

(c) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 12, 2006 through March 31, 2007), multiplied by 48/365 (to reflect the most recent fiscal half-year).

(d) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (November 1, 2006 through March 31, 2007), multiplied by 151/365 (to reflect the most recent fiscal half-year).

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
===============================================================================

      Face                                                                             Maturity       Current          Value
     Amount                                                                              Date        Coupon (1)      (Note 1)
    --------                                                                            ------       ----------      --------
Asset Back Commercial Paper (9.81%)
-----------------------------------------------------------------------------------------------------------------------------------
$     42,450,000  Charta LLC
                  Insured by AMBAC Assurance Corporation                                04/12/07       5.30%    $    42,381,741
     100,000,000  Chesham Finance Limited                                               05/29/07       5.32          99,153,361
      50,000,000  Chesham Finance Limited                                               06/20/07       5.32          49,417,222
      50,000,000  Chesham Finance Limited                                               06/26/07       5.31          49,374,111
      29,892,000  Fountain Square Commercial Funding Corp                               04/16/07       5.32          29,826,611
      50,000,000  Greyhawk Funding, LLC                                                 04/20/07       5.29          49,861,195
     100,000,000  Lexington Parker Capital Company, LLC                                 07/17/07       5.30          98,452,958
      50,000,000  Long Lane Master Trust IV                                             04/05/07       5.29          49,970,722
      51,263,000  Market Street Funding, LLC                                            04/05/07       5.28          51,233,040
----------------                                                                                                ---------------
     523,605,000  Total Asset Back Commercial Paper                                                                 519,670,961
----------------                                                                                                ---------------
Commercial Paper (0.36%)
-----------------------------------------------------------------------------------------------------------------------------------
$     18,100,000  Cornell University                                                    05/09/07       5.30%    $    17,999,696
       1,000,000  Tennessee School Board Authority                                      04/02/07       5.35           1,000,000
----------------                                                                                                ---------------
      19,100,000  Total Commercial Paper                                                                             18,999,696
----------------                                                                                                ---------------
Domestic Certificates of Deposit (7.77%)
-----------------------------------------------------------------------------------------------------------------------------------
$     75,000,000  Citibank, N.A.                                                        05/16/07       5.32%    $    75,000,000
     100,000,000  Citibank, N.A.                                                        06/07/07       5.28         100,000,000
      12,000,000  M&I Marshall & Ilsley Bank                                            06/18/07       5.29          11,999,872
      50,000,000  SunTrust Bank Floating Rate CD (2)                                    11/19/07       5.29          50,003,154
     100,000,000  Wilmington Trust Company                                              06/15/07       5.33         100,000,000
      50,000,000  Wilmington Trust Company                                              06/21/07       5.31          50,000,000
      25,000,000  Wilmington Trust Company                                              07/19/07       5.35          25,000,000
----------------                                                                                                ---------------
     412,000,000  Total Domestic Certificates of Deposit                                                            412,003,026
----------------                                                                                                ---------------
Eurodollar Certificates of Deposit (11.79%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Alliance & Leicester PLC                                              05/29/07       5.33%    $    49,999,751
      50,000,000  Alliance & Leicester PLC                                              07/09/07       5.34          50,000,000
      50,000,000  Credit Agricole Indosuez                                              07/11/07       5.32          49,998,094
      50,000,000  Credit Industriel et Commercial                                       07/10/07       5.33          50,000,000
      25,000,000  Credit Industriel et Commercial                                       07/25/07       5.36          25,000,000
      50,000,000  DNB Nordbank                                                          06/15/07       5.32          50,000,000
      50,000,000  DNB Nordbank                                                          06/19/07       5.30          50,000,000
      50,000,000  DNB Nordbank                                                          06/19/07       5.30          50,000,000
     125,000,000  Landesbank Baden Wurtemburg                                           04/19/07       5.32         124,999,370
      25,000,000  Societe Generale                                                      10/16/07       5.34          25,000,661
     100,000,000  Ulster Bank Limited (3)                                               06/05/07       5.30         100,000,000
----------------                                                                                                ---------------
     625,000,000  Total Eurodollar Certificates of Deposit                                                          624,997,876
----------------                                                                                                ---------------



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
===============================================================================

      Face                                                                             Maturity       Current          Value
     Amount                                                                              Date        Coupon (1)      (Note 1)
    --------                                                                            ------       ----------      --------
Floating Rate Securities (5.00%)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Bank of America Federal Funds Floater (4)                             09/14/07       5.30%    $   100,000,000
      50,000,000  General Electric Capital Corp. (5)                                    01/03/08       5.42          50,036,639
      25,000,000  JPMorgan Chase & Co. Extendable LIBOR Floating Rate Note (6)          04/11/08       5.30          25,000,000
      40,000,000  Merrill Lynch & Co. Extendible Floater (7)                            04/18/08       5.30          40,000,000
      50,000,000  Sigma Finance Inc. (8)                                                12/13/07       5.33          49,998,166
----------------                                                                                                ---------------
     265,000,000  Total Floating Rate Securities                                                                    265,034,805
----------------                                                                                                ---------------
Foreign Commercial Paper (4.12%)
-----------------------------------------------------------------------------------------------------------------------------------
$     65,000,000  Anglo Irish Bank Corporation PLC                                      04/11/07       5.33%    $    64,905,118
      44,823,000  Britannia Building Society                                            05/31/07       5.30          44,431,919
      10,000,000  Britannia Building Society                                            06/20/07       5.31           9,883,556
     100,000,000  Depfa Bank, PLC                                                       06/15/07       5.30          98,910,417
----------------                                                                                                ---------------
     219,823,000  Total Foreign Commercial Paper                                                                    218,131,010
----------------                                                                                                ---------------
Letter of Credit Commercial Paper (2.17%)
-----------------------------------------------------------------------------------------------------------------------------------
$     30,000,000  Central American Bank
                  LOC Barclays Bank PLC                                                 04/03/07       5.30%    $    29,991,208
      15,200,000  Cofco Capital Corp.
                  LOC Rabobank Nederland                                                04/17/07       5.30          15,164,331
      45,000,000  Dean Health Systems, Inc.
                  LOC M&I Marshall & Ilsley                                             04/19/07       5.29          44,881,425
      25,000,000  Walnut Energy Center Authority
                  LOC State Street Bank & Trust Company                                 05/15/07       5.32          24,839,583
----------------                                                                                                ---------------
     115,200,000  Total Letter of Credit Commercial Paper                                                           114,876,547
----------------                                                                                                ---------------
Loan Participations (3.62%)
-----------------------------------------------------------------------------------------------------------------------------------
$     50,000,000  Army and Air Force Exchange Service with JPMorgan Chase & Co.         04/24/07       5.33%    $    50,000,000
      62,000,000  AXA Equitable Life Insurance Company with J.P. Morgan Chase (9)       03/21/08       5.37          62,000,000
      50,000,000  Caterpillar Financial Services                                        04/23/07       5.31          50,000,000
      25,000,000  Caterpillar Financial Services                                        04/27/07       5.31          25,000,000
       5,000,000  Mt. Vernon Phenol (General Electric Co.) with J.P. Morgan Chase (10)
                  Guaranteed by General Electric Company                                05/21/07       5.34           5,000,000
----------------                                                                                                ---------------
     192,000,000  Total Loan Participations                                                                         192,000,000
----------------                                                                                                ---------------
Medium Term Notes (0.85%)
-----------------------------------------------------------------------------------------------------------------------------------
$     30,000,000  Barclays Bank PLC                                                     11/02/07       5.41%    $    30,000,000
      15,000,000  Merrill Lynch & Co. Medium Term Floater (11)                          05/14/07       5.29          15,000,000
----------------                                                                                                ---------------
      45,000,000  Total Medium Term Note                                                                             45,000,000
----------------                                                                                                ---------------
Repurchase Agreement (0.19%)
-----------------------------------------------------------------------------------------------------------------------------------
$     10,000,000  UBS Securities, LLC, purchased on 03/30/07, repurchase proceeds at maturity $10,004,433 (Collateralized by $43,515,000, GNMA,
                  5.50% to 9.00%, due 04/15/14 to 04/20/35, value $10,200,413.06)       04/02/07       5.32%    $    10,000,000
----------------                                                                                                ---------------
      10,000,000  Total Repurchase Agreement                                                                         10,000,000
----------------                                                                                                ---------------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

      Face                                                                             Maturity       Current          Value
     Amount                                                                              Date        Coupon (1)      (Note 1)
    --------                                                                            ------       ----------      --------
Variable Rate Demand Instruments (12) (7.43%)
-----------------------------------------------------------------------------------------------------------------------------------
$      2,900,000  Allied Services, Ltd - Series 2006
                  LOC Fifth Third Bank                                                  03/01/21       5.37%    $     2,900,000
         375,000  Automated Packaging Systems
                  LOC National City Bank                                                10/01/08       5.43             375,000
       8,225,000  Beacon Orthopedics Facilities, LLC - Series 2004
                  LOC Fifth Third Bank                                                  02/01/24       5.38           8,225,000
         880,000  Big Brothers Big Sisters Association of Greater Columbus-Series 2000
                  LOC Fifth Third Bank                                                  12/01/20       5.37             880,000
       4,000,000  Bluegrass Wireless, LLC
                  LOC Fifth Third Bank                                                  02/01/12       5.37           4,000,000
       2,730,000  Briarwood Investments, LLC - Series 2003
                  LOC Federal Home Loan Bank of Cincinnati                              04/01/23       5.37           2,730,000
       5,135,000  Capital Markets Access Company, LLC.
                  (Cape Coral Medical & Surgical Suites, LLC Project)
                  LOC Suntrust Bank                                                     08/01/20       5.37           5,135,000
       3,800,000  CFM International Inc. - Series 1999A (13)
                  Guaranteed by General Electric Company                                01/01/10       5.34           3,800,000
      20,200,000  Church of the Highlands, Inc.
                  LOC Amsouth Bank                                                      01/01/23       5.34          20,200,000
      11,625,000  City of Auburn, AL
                  Industrial Development & Infrastructure RB - Series 2004A
                  LOC Allied Irish Bank                                                 05/01/24       5.32          11,625,000
       3,900,000  Cobb County, GA Development Authority RB
                  (Prime Power Project) - Series 2007
                  LOC Bank of North Georgia                                             01/01/32       5.37           3,900,000
      10,720,000  Columbus, GA Development Authority RB
                  (Four J.S. Family, LLP Project) - Series 2002
                  LOC Columbus Bank & Trust Company                                     12/01/22       5.32          10,720,000
      10,035,000  Columbus, GA Development Authority RB
                  (Woodmont Properties, LLC
                  Greystone Farms II Project) - Series 2006
                  LOC Columbus Bank & Trust Co. Company                                 02/01/26       5.37          10,035,000
       5,000,000  Cubba Capital II, LLC - Series 2006B
                  LOC Charter One Bank                                                  09/01/56       5.37           5,000,000
       1,865,000  D.E.D.E. Realty - Series 1998
                  LOC Fifth Third Bank                                                  12/01/11       5.37           1,865,000
      10,050,000  D.G.Y. Real Estate LP - Series 2000A
                  LOC PNC Bank, N.A.                                                    05/01/20       5.35          10,050,000
       1,780,000  Delta Capital LLC - Series 1996B
                  LOC JPMorgan Chase Bank, N.A.                                         10/01/26       5.42           1,780,000
       1,990,000  Eagles Landing, LLC
                  LOC Regions Bank                                                      12/01/26       5.32           1,990,000
       2,800,000  East Kentucky Network, LLC
                  LOC Fifth Third Bank                                                  02/01/16       5.37           2,800,000
       7,570,000  El Dorado Enterprises of Miami, Inc. - Series 2000
                  LOC First Union National Bank                                         06/01/20       5.44           7,570,000
       4,405,000  Elsinore Properties LLP - Series 1999
                  LOC Fifth Third Bank                                                  01/01/29       5.37           4,405,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
===============================================================================

      Face                                                                             Maturity       Current          Value
     Amount                                                                              Date        Coupon (1)      (Note 1)
    --------                                                                            ------       ----------      --------
Variable Rate Demand Instruments (12) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      2,300,000  Erie County, NY IDA RB
                  (Niagara-Maryland LLC Project) - Series 2003
                  LOC Manufacturers and Traders Trust Co.                               06/01/23       5.40%    $     2,300,000
       2,745,000  Fiore Capital LLC - Series 2005A
                  LOC M & I Marshall & Ilsley Bank                                      08/01/45       5.32           2,745,000
         960,000  First Metropolitan Title Company Demand Notes - Series 1999
                  LOC LaSalle Bank, N.A.                                                05/01/24       5.42             960,000
      11,135,000  Flint River Services, Inc. - Series 2005
                  LOC Columbus Bank & Trust Company                                     01/01/30       5.36          11,135,000
      14,935,000  Ft. Northport, LLC - Series 2004
                  LOC Regions Bank                                                      12/01/31       5.32          14,935,000
       1,425,000  G&J Land Management - Series 1996
                  LOC Fifth Third Bank                                                  12/01/17       5.35           1,425,000
       3,535,000  G&L Manufacturing, Inc.
                  LOC Fifth Third Bank                                                  07/01/20       5.37           3,535,000
       3,910,000  Gardner Publications - Series 2000
                  LOC Fifth Third Bank                                                  10/01/10       5.37           3,910,000
      11,040,000  Gastro Partners Land Company, LLC - Series 2005
                  LOC Union Planters Bank                                               03/01/35       5.32          11,040,000
       8,000,000  Genoa Medical Development, LLC
                  LOC Fifth Third Bank                                                  12/01/45       5.37           8,000,000
       2,535,000  Governor's Village LLC - Series 2000
                  LOC Fifth Third Bank                                                  03/01/20       5.37           2,535,000
       5,850,000  Graf Brothers Flooring, Inc. - Series 2005
                  LOC Fifth Third Bank                                                  05/01/20       5.37           5,850,000
      11,623,200  Herman & Kittle Capital, LLC - Series 2005 (14)
                  LOC Fifth Third Bank                                                  06/01/55       5.32          11,623,200
       1,860,000  HFA of Lee County, FL MHRB
                  (University Club Apartments) - Series 2002B
                  Guaranteed by Federal National Mortgage Association                   05/15/35       5.32           1,860,000
       2,805,000  Hostun LLC - Series 2004
                  LOC U.S. Bank, N.A.                                                   12/01/27       5.41           2,805,000
       1,000,000  Indian Creek Christian Church Inc.
                  LOC Fifth Third Bank                                                  12/01/55       5.37           1,000,000
       5,360,000  Indiana Health & Educational Facilities (Porter Project) Series 2005B
                  LOC Fifth Third Bank                                                  06/01/19       5.35           5,360,000
       1,260,000  Joe Holland Chevrolet, Inc. - Joe Holland Chrysler LLC
                  (The Holland Family Limited Partnership Number 1) - Series 2004
                  LOC Fifth Third Bank                                                  07/01/24       5.37           1,260,000
       2,925,000  Kenwood County Club, Incorporated - Series 2005
                  LOC US Bank, N.A.                                                     12/01/15       5.35           2,925,000
       2,215,000  Kingston Healthcare Company - Series 1997A
                  LOC Fifth Third Bank                                                  11/01/17       5.35           2,215,000
       4,700,000  Lake Mary Bay Limited Partnership - Series 2005
                  LOC Amsouth Bank                                                      03/01/25       5.37           4,700,000
       2,495,000  Landmark Church of Christ - Series 2005
                  LOC Columbus Bank & Trust Company                                     04/01/20       5.32           2,495,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

      Face                                                                             Maturity       Current          Value
     Amount                                                                              Date        Coupon (1)      (Note 1)
    --------                                                                            ------       ----------      --------
Variable Rate Demand Instruments (12) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$     12,450,000  Lexington Financial Service
                  LOC LaSalle National Bank, N.A.                                       02/01/26       5.36%    $    12,450,000
       1,900,000  Lauren Company, LLC - Series 2003
                  LOC Wells Fargo Bank, N.A.                                            07/01/33       5.40           1,900,000
         315,000  LRV Enterprises, LLC - Series 1996
                  LOC National City Bank                                                09/01/21       5.48             315,000
         900,000  Mayfair Village Retirement Center, Inc., KY - Series 1995
                  LOC PNC Bank, N.A.                                                    05/15/09       5.34             900,000
       6,820,000  Michigan Equity Group, LLC
                  (Oakland Investment Company Project) - Series 2004A
                  LOC Fifth Third Bank                                                  04/01/34       5.37           6,820,000
       3,500,000  Mississippi Business Finance Corporation
                  (Attala Steel Industries, LLC Project) - Series 2005
                  Guaranteed by Federal Home Loan Bank                                  07/01/20       5.32           3,500,000
         730,000  Mississippi Business Finance Corporation IDRB
                  (Howard Industries Inc. Project) - Series 1995
                  LOC Amsouth Bank                                                      06/01/10       5.32             730,000
       7,225,000  Mississippi Business Finance Corporation IDRB
                  (Lextron - Visteon Leasing, LLC Project) - Series 2003
                  LOC JPMorgan Chase Bank                                               12/01/27       5.35           7,225,000
       7,160,000  Montgomery County, PA  MHRB
                  (Brookside Manor Apartments) - Series 2001A
                  Collateralized by Federal National Mortgage Association               08/15/31       5.32           7,160,000
      10,000,000  Moore Orthopedic Clinic -Land, LLC - Series 2006
                  LOC National Bank of South Carolina                                   08/01/31       5.37          10,000,000
       7,610,000  MSCH Real Estate Investors,LLC - Series 2004
                  LOC First Tennessee Bank, N.A.                                        09/01/21       5.33           7,610,000
       2,235,000  Mt. Carmel West Medical Office Building - Series 1999
                  LOC National City Bank                                                08/01/19       5.38           2,235,000
       4,455,000  New Hampshire Health & Educational Facility Authority RB
                  (Weeks Medical Center Issue) - Series 2005B
                  LOC Allied Irish Bank                                                 07/01/35       5.28           4,455,000
       3,045,000  Northern Kentucky Cancer Center, LLC - Series 2003
                  LOC US Bank, N.A.                                                     05/01/24       5.40           3,045,000
       2,560,000  OHC Real Estate LLC - Series 2006A
                  LOC US Bank, N.A.                                                     11/01/26       5.40           2,560,000
       1,310,000  OHC Real Estate LLC - Series 2006B
                  LOC US Bank, N.A.                                                     11/01/26       5.40           1,310,000
       3,600,000  Parker Towing Company Inc. - Series 2006
                  LOC Amsouth Bank                                                      06/01/11       5.37           3,600,000
       2,885,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006A
                  LOC Charter One Bank                                                  07/01/32       5.42           2,885,000
         915,000  Putnam County, NY IDA IDRB
                  (Broad Reach, LLC Project) - Series 2006B
                  LOC Charter One Bank                                                  07/01/14       5.42             915,000
       4,755,000  Reynolds Road Fitness Center - Series 1998
                  LOC Fifth Third Bank                                                  01/01/19       5.37           4,755,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
===============================================================================

      Face                                                                             Maturity       Current          Value
     Amount                                                                              Date        Coupon (1)      (Note 1)
    --------                                                                            ------       ----------      --------
Variable Rate Demand Instruments (12) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$     10,203,000  Saber Management LLC - Series 2006
                  LOC Charter One Bank                                                  07/01/56       5.37%    $    10,203,000
       4,800,000  Santa Rosa Property Holdings, LLC - Series 2006
                  LOC Columbus Bank & Trust Company                                     08/01/31       5.37           4,800,000
       6,270,000  Scott Street Land Company, Ltd. - Series 2000
                  LOC Fifth Third Bank                                                  01/03/22       5.37           6,270,000
       6,100,000  South Central Communications Corporation - Series 2003
                  LOC Fifth Third Bank                                                  04/01/18       5.35           6,100,000
       7,000,000  Southeast Alabama Gas District RB (Lateral Project) - Series 2000
                  Insured by AMBAC Assurance Corporation                                06/01/25       5.32           7,000,000
       5,000,000  St. Johns County IDA First Mortgage RB
                  (Presbyterian Retirement Communities Project) - Series 2004B
                  LOC Allied Irish Banks                                                08/01/34       5.42           5,000,000
      17,000,000  SWC Princeton, LLC - Series 2006
                  LOC Compass Bank                                                      03/01/32       5.32          17,000,000
       2,360,000  Tireless Corporation - Series 1999
                  LOC Fifth Third Bank                                                  04/01/19       5.37           2,360,000
       1,435,000  Trendway Corporation - Series 1996
                  LOC ABN Amro Bank, N.A.                                               12/01/26       5.42           1,435,000
       3,572,000  Washington State HFC Non-Profit Housing RB
                  (Rockwood Program) - Series B (14)
                  LOC Wells Fargo Bank, N.A.                                            01/01/30       5.32           3,572,000
      15,500,000  William Morris Realty Greystone, LLC - Series 2007
                  LOC Regions Bank                                                      03/01/32       5.36          15,500,000
       1,815,000  Wholesome Group, LLC - Series 2005
                  LOC Fifth Third Bank                                                  10/01/20       5.37           1,815,000
       1,620,000  Wisconsin Housing Preservation Corporation - Series 2005
                  LOC M & I Marshall & Ilsley Bank                                      05/01/35       5.32           1,620,000
       2,100,000  Woods Group TN, LLC - Series 2006
                  LOC Amsouth Bank                                                      09/01/31       5.38           2,100,000
----------------                                                                                                ---------------
     393,743,200  Total Variable Rate Demand Instruments                                                            393,743,200
----------------                                                                                                ---------------
Yankee Certificates of Deposit (53.27%)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Abbey National Bank Floating Rate YCD (15)                            04/07/08       5.29%    $    99,975,440
      25,000,000  Abbey National Bank Floating Rate YCD (16)                            11/21/07       5.27          24,996,843
     100,000,000  Banco Bilbao de Vizcaya                                               05/04/07       5.32         100,000,000
      50,000,000  Banco Bilbao de Vizcaya                                               12/20/07       5.30          49,954,546
     100,000,000  Banco Bilbao de Vizcaya Floating Rate YCD (17)                        04/07/08       5.30          99,980,470
      50,000,000  Barclays Bank PLC                                                     04/24/07       5.32          50,000,000
     200,000,000  Bayerische Hypo-Und Vereinsbank                                       04/05/07       5.30         200,000,000
      50,000,000  Bayerische Hypo-Und Vereinsbank                                       05/09/07       5.29          50,000,000
     100,000,000  Calyon Floating Rate YCD (18)                                         06/15/07       5.32         100,000,000
      75,000,000  Calyon Floating Rate YCD (19)                                         09/05/07       5.32          75,000,000
      40,000,000  CIBC Floating Rate YCD (20)                                           11/26/07       5.38          39,997,484
     100,000,000  CIBC Floating Rate YCD (21)                                           12/20/07       5.35         100,000,000
      50,000,000  Credit Industriel et Commercial                                       07/16/07       5.33          50,000,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
===============================================================================

      Face                                                                             Maturity       Current          Value
     Amount                                                                              Date        Coupon (1)      (Note 1)
    --------                                                                            ------       ----------      --------
Yankee Certificates of Deposit (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
$    100,000,000  Credit Industriel et Commercial                                       07/19/07       5.30%    $    99,998,513
     100,000,000  Credit Suisse First Boston                                            04/05/07       5.29         100,000,000
      50,000,000  Credit Suisse First Boston                                            06/12/07       5.29          50,000,000
     100,000,000  Credit Suisse First Boston Floating Rate YCD (22)                     12/17/07       5.38         100,000,000
      25,000,000  Deutsche Bank                                                         10/24/07       5.41          25,000,000
      30,000,000  Deutsche Bank                                                         12/17/07       5.34          30,000,000
     100,000,000  Deutsche Bank Floating Rate YCD (23)                                  03/05/08       5.39         100,000,000
      50,000,000  Deutsche Bank Floating Rate YCD (24)                                  03/07/08       5.38          50,000,000
     100,000,000  Deutsche Zentral-Genossenschaftsb                                     04/18/07       5.29         100,000,000
     125,000,000  Deutsche Zentral-Genossenschaftsb                                     04/26/07       5.29         125,000,000
      50,000,000  HSH Nordbank AG                                                       07/16/07       5.33          50,000,000
     100,000,000  HSH Nordbank AG Floating Rate YCD (25)                                03/13/08       5.29          99,990,642
      50,000,000  HSH Nordbank AG Floating Rate YCD (25)                                03/17/08       5.29          49,995,284
      15,000,000  Kreditbank Floating Rate YCD (26)                                     05/22/07       5.35          15,000,000
      18,000,000  Landesbank Baden Wurtemburg                                           05/24/07       5.40          17,996,344
      25,000,000  Norddeutsche Landesbank Girozentral                                   04/16/07       5.35          25,000,000
      50,000,000  Nordeutsche Landesbank Girozentral                                    07/16/07       5.33          50,000,358
      50,000,000  Nordeutsche Landesbank Girozentral                                    07/16/07       5.34          50,000,000
      50,000,000  Royal Bank of Canada                                                  06/21/07       5.32          50,000,000
      25,000,000  Royal Bank of Canada                                                  11/09/07       5.40          25,000,000
     100,000,000  Societe Generale Floating Rate YCD (27)                               12/17/07       5.38         100,000,000
      50,000,000  Societe Generale Floating Rate YCD (28)                               01/08/08       5.39          50,000,000
      50,000,000  Standard Chartered Bank PLC                                           04/12/07       5.30          50,000,000
      50,000,000  Standard Chartered Bank PLC                                           06/07/07       5.28          50,000,000
     100,000,000  Standard Chartered Bank PLC Floating Rate YCD (29)                    04/07/08       5.29          99,985,150
      50,000,000  Standard Chartered Bank PLC Floating Rate YCD (30)                    04/07/08       5.30          49,989,005
      70,000,000  Svenska Handelsbanken                                                 10/26/07       5.33          69,987,503
      50,000,000  Union Bank of Switzerland                                             05/07/07       5.29          50,000,000
      50,000,000  Union Bank of Switzerland                                             01/11/08       5.42          50,000,000
----------------                                                                                                ---------------
   2,823,000,000  Total Yankee Certificates of Deposit                                                            2,822,847,582
----------------                                                                                                ---------------
                  Total Investments (106.38%) (cost $5,637,304,703+)                                              5,637,304,703
                  Liabilities in excess of cash and other assets (-6.38%)                                          (338,302,407)
                                                                                                                ---------------
                  Net Assets (100.00%)                                                                          $ 5,299,002,296
                                                                                                                ===============
                  + Aggregate cost for federal income tax purposes is identical.



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
===============================================================================


FOOTNOTES:
1)   The interest rate shown  reflects the  security's  current            16)  The interest rate is adjusted monthly based upon one
     coupon,  unless yield is available.                                        month LIBOR minus 0.0325%.

2)   The interest rate is adjusted monthly based upon one month            17)  The interest rate is adjusted quarterly based upon
     LIBOR minus 0.03%.                                                         three month LIBOR minus 0.055%.

3)   The interest rate is adjusted daily based upon Federal Funds          18)  The interest rate  is  adjusted  daily  based upon
     Target plus 0.055%.                                                        Federal Funds Target plus 0.065%.

4)   The interest rate is adjusted daily based upon Federal Funds          19)  The interest rate  is  adjusted  daily  based upon
     Target plus 0.05%.                                                         Federal Funds Target plus 0.07%.

5)   The interest rate is adjusted quarterly based upon three month        20)  The interest rate  is  adjusted  daily  based upon
     LIBOR plus 0.06%.                                                          Federal Funds Target plus 0.14%.

6)   The interest rate is adjusted monthly based upon one month LIBOR      21)  The interest rate  is  adjusted  daily  based upon
     minus 0.02%.                                                               Federal Funds Target plus 0.10%.

7)   The interest rate is adjusted monthly based upon one month LIBOR      22)  The  interest  rate  is  adjusted daily based upon
     minus 0.035%.                                                              Federal Funds Target plus 0.135%.

8)   The interest rate is  adjusted daily based  upon  Federal  Funds      23)  The  interest rate is adjusted  daily  based  upon
     prime minus 0.02925%                                                       Federal Funds Target plus 0.14%.

9)   Loan  participation  agreement  with  the interest rate adjusted      24)  The interest  rate is adjusted  daily  based  upon
     quarterly based upon three month LIBOR plus 0.02%.                         Federal Funds Target plus 0.13%.

10)  Loan  participation  agreement  with  the interest rate adjusted      25)  The interest rate is adjusted monthly  based  upon
     monthly based upon one month LIBOR plus 0.02%.                             one month LIBOR minus 0.03%.

11)  The interest rate is adjusted monthly based upon one month LIBOR      26)  The  interest  rate  is adjusted daily  based upon
     minus 0.03%.                                                               Federal Funds Target plus 0.10%.

12)  Securities payable on demand at par including accrued interest        27)  The  interest  rate  is adjusted  daily based upon
     (with seven days' notice).  Interest rate is adjusted weekly.              Federal Funds Target plus 0.125%.

13)  The interest rate is adjusted weekly based upon the average one       28)  The  interest  rate  is  adjusted daily based upon
     month LIBOR plus 0.05%.                                                    Federal Funds Target plus 0.14%.

14)  Securities payable on demand at par including accrued interest        29)  The  interest  rate is adjusted monthly based upon
     (with one day notice).  Interest rate is adjusted daily.                   one month LIBOR minus 0.035%.

15)  The interest rate is adjusted monthly based upon three month          30)  The interest  rate  is adjusted monthly based upon
     LIBOR minus 0.06%.                                                         three month LIBOR minus 0.0525%.

KEY:
      CD        =   Certificate of Deposit                       IDRB      =    Industrial Development Revenue Bond
      GNMA      =   Government National Mortgage Association     LOC       =    Letter of Credit
      HFA       =   Housing Finance Authority                    MHRB      =    Multi-Family Housing Revenue Bond
      HFC       =   Housing Finance Commission                   RB        =    Revenue Bond
      IDA       =   Industrial Development Authority             YCD       =    Yankee Certificate of Deposit

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:
-------------------------------------------------------------------------------
     Securities Maturing in              Value                 % of Portfolio
-------------------------------------------------------------------------------
     Less than 31 Days              $ 3,084,961,322                 54.73%
     31 through 60 Days                 484,988,735                  8.60
     61 through 90 Days                 914,017,097                 16.21
     91 through 120 Days                848,394,840                 15.05
     121 through 180 Days                        --                   --
     Over 180 Days                      304,942,709                  5.41
-------------------------------------------------------------------------------
     Total                          $ 5,637,304,703                100.00%
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
===============================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $    5,627,304,703
  Repurchase agreements.............................................................              10,000,000
  Accrued interest receivable.......................................................              34,316,111
  Prepaid expenses..................................................................                 130,520
  Other receivables.................................................................                   2,687
                                                                                          ------------------
         Total assets...............................................................           5,671,754,021
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................               2,363,327
  Payable for securities purchased..................................................             349,930,065
  Due to Custodian..................................................................              11,277,634
  Accrued expenses..................................................................                 398,399
  Dividends payable.................................................................               8,782,300
                                                                                          ------------------
         Total liabilities..........................................................             372,751,725
                                                                                          ------------------
  Net assets........................................................................      $    5,299,002,296
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3)...........................      $    5,299,002,296
                                                                                          ------------------
  Net assets........................................................................      $    5,299,002,296
                                                                                          ==================

Net asset value, per share (Note 3):
Class Name                                                 Net Assets          Shares Outstanding       Net Asset Value
Institutional (Formerly Class B) Shares............       $639,573,165            639,573,165                 $1.00
Institutional Service (Formerly Class A) Shares....       $267,864,900            267,864,900                 $1.00
Pinnacle Shares....................................       $171,028,209            171,028,209                 $1.00
Investor Shares....................................       $151,946,857            151,946,857                 $1.00
Short Term Income Shares...........................        $57,096,721             57,096,721                 $1.00
Retail Shares......................................       $897,903,953            897,903,953                 $1.00
Advantage Shares...................................     $3,113,588,491          3,113,588,491                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.




The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007
===============================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $      108,587,662
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             2,443,086
    Administration fee..............................................................             1,017,952
    Shareholder servicing fee (Institutional Service - Formerly Class A)............               582,861
    Shareholder servicing fee (Investor Shares - Note 1)............................                28,739
    Shareholder servicing fee (Short-Term Income Shares - Note 1)...................                11,363
    Shareholder servicing fee (Retail Shares - Note 1)..............................               241,685
    Shareholder servicing fee (Advantage Shares - Note 1)...........................             2,351,344
    Distribution fee (Investor Shares - Note 1).....................................                22,991
    Distribution fee (Short-Term Income Shares - Note 1)............................                20,453
    Distribution fee (Retail Shares - Note 1).......................................               628,381
    Distribution fee (Advantage Shares - Note 1)....................................             7,054,031
    Sub-Accounting fee (Advantage Shares - Note 1)..................................               940,537
    Custodian expenses..............................................................                86,163
    Shareholder servicing and related shareholder expenses+.........................               344,717
    Legal, compliance and filing fees...............................................               350,266
    Audit and accounting............................................................               222,800
    Trustees' fees and expenses.....................................................                78,021
    Other...........................................................................                31,363
                                                                                        ------------------
    Total expenses..................................................................            16,456,753
          Less:  Fees waived (Note 2)...............................................            (3,210,300)
                 Expense paid indirectly (Note 2)...................................               (20,676)
                                                                                        ------------------
    Net expenses....................................................................            13,225,777
                                                                                        ------------------
    Net investment income...........................................................            95,361,885

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments....................................................                 2,797
                                                                                        ------------------
Increase in net assets from operations..............................................    $       95,364,682
                                                                                        ==================


+ Includes class specific transfer agency expenses of $119,247, $46,624, $30,650, $5,783, $2,813, and $48,428 for the Institutional (Formerly Class
     B), Institutional Service (Formerly Class A), Pinnacle, Investor, Short-Term Income, and Retail Shares, respectively.



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2007 AND 2006
===============================================================================

                                                                              2007                         2006
                                                                             ------                       ------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income.........................................     $    95,361,885             $     22,046,040
    Net realized gain (loss) on investments.......................               2,797                       -0-
                                                                       ---------------             ----------------
Increase in net assets from operations............................          95,364,682                   22,046,040
Dividends to shareholders from net investment income:
    Institutional Shares (Formerly Class B).......................         (30,400,132)                 (12,262,789)
    Institutional Service Shares (Formerly Class A)...............         (11,264,771)                  (5,513,078)
    Pinnacle Shares...............................................          (7,787,391)                  (4,270,165)
    Investor Shares...............................................            (546,986)                      -0-
    Short-Term Income Shares......................................            (203,619)                      -0-
    Retail Shares.................................................          (4,247,022)                      -0-
    Advantage Shares..............................................         (40,911,972)                      -0-
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................         (95,361,893)                 (22,046,032)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares (Formerly Class B).......................                (462)                      -0-
    Institutional Service Shares (Formerly Class A)...............                (149)                      -0-
    Pinnacle Shares...............................................                 (89)                      -0-
    Investor Shares...............................................                 (10)                      -0-
    Short-Term Income Shares......................................                  (7)                      -0-
    Retail Shares.................................................                (152)                      -0-
    Advantage Shares..............................................              (1,711)                      -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................              (2,580)                      -0-
                                                                       ---------------             ----------------
Capital share transactions (Note 3):
    Institutional Shares (Formerly Class B).......................         266,851,902                  157,407,181
    Institutional Service Shares (Formerly Class A)...............          43,814,744                  104,061,556
    Pinnacle Shares...............................................          36,345,944                   19,889,808
    Investor Shares...............................................         151,946,857                       -0-
    Short-Term Income Shares......................................          57,096,721                       -0-
    Retail Shares.................................................         897,903,953                       -0-
    Advantage Shares..............................................       3,113,588,491                       -0-
                                                                       ---------------             ----------------
          Total capital share transactions........................       4,567,548,612                  281,358,545
                                                                       ---------------             ----------------
    Total increase ...............................................       4,567,548,821                  281,358,553

Net assets:
    Beginning of year.............................................         731,453,475                  450,094,922
                                                                       ---------------             ----------------
     End of year..................................................     $ 5,299,002,296             $    731,453,475
                                                                       ===============             ================
Undistributed net investment income...............................     $         -0-               $              8
                                                                       ===============             ================


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================

                                                                                   For the Years Ended March 31,
Institutional                                                        ------------------------------------------------------------
(Formerly Class B) shares                                               2007        2006         2005         2004        2003
-------------------------                                            ---------   ---------     ---------    ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of year..............................     $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                                     ---------   ---------     ---------    ---------   ---------
Income from investment operations:
  Net investment income.........................................         0.051       0.036         0.016        0.010       0.016
  Net realized and unrealized gain(loss)  on investments........         0.000         --          0.000        0.000       0.000
                                                                     ---------   ---------     ---------    ---------   ---------
  Total from investment operations..............................         0.051       0.036         0.016        0.010       0.016
Less distributions from:
  Dividends from net investment income..........................        (0.051)     (0.036)       (0.016)      (0.010)     (0.016)
  Net realized gain(loss) on investment.........................        (0.000)        --         (0.000)      (0.000)     (0.000)
                                                                     ---------   ---------     ---------    ---------   ---------
  Total Distributions...........................................        (0.051)     (0.036)       (0.016)      (0.010)     (0.016)
                                                                     ---------   ---------     ---------    ---------   ---------
Net asset value, end of year....................................     $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                                     =========   =========     =========    =========   =========
Total Return....................................................         5.19%       3.63%         1.61%        1.00%       1.61%
Ratios/Supplemental Data
Net assets, end of year (000's).................................     $ 639,573   $ 372,721     $ 215,314    $ 163,829   $ 132,837
Ratios to average net assets:
  Expenses (net of fees waived) (a).............................         0.20%       0.20%         0.20%        0.20%       0.20%
  Net investment income.........................................         5.10%       3.66%         1.63%        0.99%       1.60%
  Management and administration fees waived.....................         0.03%       0.06%         0.08%        0.06%       0.06%
  Transfer agency fees waived...................................          --         0.02%         0.02%        0.02%       0.02%
  Expenses paid indirectly......................................         0.00%       0.00%         0.00%        0.00%       0.00%

                                                                                   For the Years Ended March 31,
Institutional Service                                                ------------------------------------------------------------
(Formerly Class A) shares                                                2007        2006         2005         2004        2003
---------------------------                                          ---------   ---------     ---------    ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............................     $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                                     ---------   ---------     ---------    ---------   ---------
Income from investment operations:
  Net investment income.........................................         0.048       0.033         0.013        0.007       0.013
  Net realized and unrealized gain(loss)  on investments........         0.000        --           0.000        0.000       0.000
                                                                     ---------   ---------     ---------    ---------   ---------
  Total from investment operations..............................         0.048       0.033         0.013        0.007       0.013
Less distributions from:
  Dividends from net investment income..........................        (0.048)     (0.033)       (0.013)      (0.007)     (0.013)
  Net realized gain(loss) on investment.........................        (0.000)       --          (0.000)      (0.000)     (0.000)
                                                                     ---------   ---------     ---------    ---------   ---------
  Total Distributions...........................................        (0.048)     (0.033)       (0.013)      (0.007)     (0.013)
                                                                     ---------   ---------     ---------    ---------   ---------
Net asset value, end of year....................................     $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                                     =========   =========     =========    =========   =========
Total Return....................................................         4.92%       3.36%         1.34%        0.73%       1.33%
Ratios/Supplemental Data
Net assets, end of year (000's).................................     $ 267,865   $ 224,050     $ 119,989    $  53,373   $ 114,337
Ratios to average net assets:
  Expenses (net of fees waived) (a).............................         0.45%       0.47%         0.47%        0.47%       0.47%
  Net investment income.........................................         4.83%       3.39%         1.49%        0.73%       1.32%
  Management and administration fees waived.....................         0.03%       0.06%         0.08%        0.06%       0.06%
  Transfer agency fees waived...................................          --         0.01%         0.02%        0.00%       0.00%
  Expenses paid indirectly......................................         0.00%       0.00%         0.00%        0.00%       0.00%

(a)      Includes expenses paid indirectly.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                     For the Years Ended March 31,
                                                                     ------------------------------------------------------------
Pinnacle shares                                                          2007        2006         2005         2004        2003
----------------                                                     ---------   ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ---------   ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income..........................................        0.051       0.036        0.016        0.010        0.016
  Net realized and unrealized gain(loss)  on investments.........        0.000        --          0.000        0.000        0.000
                                                                     ---------   ---------    ---------    ---------    ---------
  Total from investment operations...............................        0.051       0.036        0.016        0.010        0.016
Less distributions from:
  Dividends from net investment income...........................       (0.051)     (0.036)      (0.016)      (0.010)      (0.016)
  Net realized gain(loss) on investment..........................       (0.000)       --         (0.000)      (0.000)      (0.000)
                                                                     ---------   ---------    ---------    ---------    ---------
  Total Distributions............................................       (0.051)     (0.036)      (0.016)      (0.010)      (0.016)
                                                                     ---------   ---------    ---------    ---------    ---------
Net asset value, end of year.....................................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     =========   =========    =========    =========    =========
Total Return.....................................................        5.19%       3.63%        1.61%        1.00%        1.61%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................    $ 171,028   $ 134,682    $ 114,792    $ 122,839    $ 130,135
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................        0.20%       0.20%        0.20%        0.20%        0.20%
  Net investment income..........................................        5.08%       3.66%        1.63%        0.99%        1.60%
  Management and administration fees waived......................        0.03%       0.06%        0.08%        0.06%        0.06%
  Transfer agency fees waived....................................         --         0.02%        0.02%        0.02%        0.02%
  Expenses paid indirectly.......................................        0.00%       0.00%        0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly.




The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
===============================================================================

                                                                        Commencement of Operations
                                                                        November 28, 2006  through
Investor shares                                                               March 31, 2007
---------------                                                               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.016
  Net realized and unrealized gain(loss)  on investments ..............             0.000
                                                                                 --------
  Total from investment operations.....................................             0.016
Less distributions from:
  Dividends from net investment income.................................            (0.016)
  Net realized gain on investments.....................................            (0.000)
                                                                                 --------
  Total Distributions..................................................            (0.016)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             1.62%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $ 151,947
Ratios to average net assets:
  Expenses (net of fees waived) (b)....................................             0.65%(c)
  Net investment income................................................             4.76%(c)
  Management and administration fees waived............................             0.03%(c)
  Transfer Agency Account fee waiver...................................             0.03%(c)
  Expenses paid indirectly.............................................             0.00%(c)


                                                                        Commencement of Operations
                                                                         February 12, 2007 through
Short-Term Income shares                                                      March 31, 2007
------------------------                                                      --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.006
  Net realized and unrealized gain(loss)  on investments ..............             0.000
                                                                                 --------
  Total from investment operations.....................................             0.006
Less distributions from:
  Dividends from net investment income.................................            (0.006)
  Net realized gain on investments.....................................            (0.000)
                                                                                 ---------
  Total Distributions..................................................            (0.006)
                                                                                 ---------
Net asset value, end of period.........................................          $  1.00
                                                                                 =========
Total Return...........................................................             0.59%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $  57,097
Ratios to average net assets:
  Expenses (net of fees waived) (b)....................................             0.94%(c)
  Net investment income................................................             4.47%(c)
  Management and administration fees waived............................             0.03%(c)
  Expenses paid indirectly.............................................             0.00%(c)

(a)      Not annualized
(b)      Includes expenses paid indirectly.
(c)      Annualized



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                        Commencement of Operations
                                                                         November 28, 2006 through
Retail shares                                                                 March 31, 2007
-------------                                                                 --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.015
  Net realized and unrealized gain(loss)  on investments ..............             0.000
                                                                                 --------
  Total from investment operations.....................................             0.015
Less distributions from:
  Dividends from net investment income.................................            (0.015)
  Net realized gain on investments.....................................            (0.000)
                                                                                 --------
  Total Distributions..................................................            (0.015)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             1.49%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $ 897,904
Ratios to average net assets:
  Expenses (net of fees waived) (b)....................................             1.00%(c)
  Net investment income................................................             4.39%(c)
  Management and administration fees waived............................             0.03%(c)
  Distribution fees waived.............................................             0.10%(c)
  Transfer Agency Account fees waived..................................             0.03%(c)
  Expenses paid indirectly.............................................             0.00%(c)


                                                                        Commencement of Operations
                                                                         November 1, 2006 through
Advantage shares                                                              March 31, 2007
----------------                                                              --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.018
  Net realized and unrealized gain(loss)  on investments ..............             0.000
                                                                                 --------
  Total from investment operations.....................................             0.018
Less distributions from:
  Dividends from net investment income.................................            (0.018)
  Net realized gain on investments.....................................            (0.000)
                                                                                 --------
  Total Distributions..................................................            (0.018)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             1.81%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $3,113,588
Ratios to average net assets:
  Expenses (net of fees waived) (b)....................................             1.02%(c)
  Net investment income................................................             4.35%(c)
  Management and administration fees waived............................             0.03%(c)
  Distribution fees waived.............................................             0.16%(c)
  Sub-Accounting fees waived...........................................             0.10%(c)
  Expenses paid indirectly.............................................             0.00%(c)
(a)      Not annualized
(b)      Includes expenses paid indirectly.
(c)      Annualized


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. TREASURY PORTFOLIO
EXPENSE CHART
FOR THE SIX MONTHS ENDED MARCH 31, 2007
(UNAUDITED)
===============================================================================

As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period through March 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------------
 Institutional Shares (Formerly Class B)   Beginning Account   Ending Account Value      Expenses Paid         Annualized
          & Pinnacle Shares (a)              Value 10/01/06          03/31/07          During the period     Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00            $1,025.40               $1.01               0.20%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00            $1,023.93               $1.01               0.20%
  expenses) (a)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
       Institutional Service Shares        Beginning Account   Ending Account Value      Expenses Paid        Annualized
          (Formerly Class A) (a)             Value 10/01/06          03/31/07          During the Period     Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual                                        $1,000.00            $1,024.10               $2.27               0.45%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)      $1,000.00            $1,022.69               $2.27               0.45%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
             Investor Shares               Beginning Account   Ending Account Value      Expenses Paid         Annualized
                                             Value 02/21/07          03/31/07          During the Period     Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual (b)                                    $1,000.00            $1,004.90               $0.67               0.63%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00            $1,021.79               $3.18               0.63%
  expenses)(a)
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
         Short Term Income Shares          Beginning Account   Ending Account Value       Expenses Paid        Annualized
                                             Value 12/12/06          03/31/07           During the Period    Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual (c)                                    $1,000.00            $1,018.00               $3.73               0.90%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00            $1,020.44               $4.53               0.90%
  expenses) (a)
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

----------------------------------------------------------------------------------------------------------------------------
              Retail Shares                Beginning Account   Ending Account Value      Expenses Paid         Annualized
                                             Value 11/02/06          03/31/07          During the Period     Expense Ratio
----------------------------------------------------------------------------------------------------------------------------
  Actual (d)                                    $1,000.00            $1,012.80               $3.03               1.00%
----------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before                $1,000.00            $1,019.95               $5.04               1.00%
  expenses)(a)
----------------------------------------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 1, 2006 through March 31, 2007), multiplied by 182/365 (to reflect the most recent fiscal half-year).

(b) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 21, 2007 through March 31, 2007), multiplied by 39/365 (to reflect the most recent fiscal half-year).

(c) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (November 2, 2006 through March 31, 2007), multiplied by 150/365 (to reflect the most recent fiscal half-year).

(d) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (December 12, 2006 through March 31, 2007), multiplied by 110/365 (to reflect the most recent fiscal half-year).

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. TREASURY PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
===============================================================================

     Face                                                                              Maturity                     Value
     Amount                                                                              Date        Yield         (Note 1)
     ------                                                                             ------      -------        --------
Repurchase Agreements (48.51%)
-----------------------------------------------------------------------------------------------------------------------------------
$     93,000,000  Bank of America Securities, LLC, purchased on 03/30/07, repurchase proceeds at maturity $93,039,525 (Collateralized by $94,655,000,
                  U.S. Treasury Note, 4.375%, due 01/31/08, value $94,860,370)         04/02/07       5.10%     $   93,000,000
     195,000,000  Bear, Stearns & Co., Inc., purchased on 03/30/07, repurchase proceeds at maturity $195,086,450 (Collateralized by $274,142,275,
                  GNMA, 3.50% to 13.00%, due 09/15/07 to 03/20/37, value
                  $198,903,344)                                                        04/02/07       5.32         195,000,000
     105,000,000  Merrill Lynch Pierce Fenner & Smith Co., purchased on 03/30/07, repurchase proceeds at maturity $105,045,063 (Collateralized by
                  105,840,000, U.S. Treasury Note, 4.875%, 01/31/09,
                  value $107,104,865)                                                  04/02/07       5.15         105,000,000
     110,000,000  UBS Securities, LLC, purchased on 03/30/07, repurchase proceeds at maturity $110,047,117 (Collateralized by $251,649,000, TINT, 0.000%,
                  due 05/15/20 to 02/15/28, value $105,683,838, TPRX, 5.375%,
                  due 02/15/31, value $6,516,945)                                      04/02/07       5.14         110,000,000
----------------                                                                                                --------------
     503,000,000  Total Repurchase Agreements                                                                      503,000,000
----------------                                                                                                --------------
U.S. Government Obligations (51.56%)
-----------------------------------------------------------------------------------------------------------------------------------
$    425,000,000  U.S. Treasury Bill                                                   04/05/07       4.89%     $  424,767,194
      10,000,000  U.S. Treasury Bill                                                   04/05/07       4.88           9,994,578
      55,000,000  U.S. Treasury Note, 3.125%                                           05/15/07       4.94          54,884,570
      25,000,000  U.S. Treasury Note, 3.125%                                           05/15/07       5.02          24,945,027
      20,000,000  U.S. Treasury Note, 3.125%                                           05/15/07       5.06          19,955,005
----------------                                                                                                --------------
     535,000,000  Total U.S. Government Obligations                                                                534,546,374
----------------                                                                                                --------------
                  Total Investments (100.07%) (cost $1,037,546,374+)                                             1,037,546,374
                  Liabilities in excess of cash and other assets (-0.07%)                                             (757,197)
                                                                                                                --------------
                  Net Assets (100.00%)                                                                          $1,036,789,177
                                                                                                                --------------
                  +  Aggregate cost for federal income tax purposes is identical.


KEY:
      GNMA     =   Government National Mortgage Association
      TINT     =   U.S. Treasury Interest Strip
      TPRX     =   U.S. Treasury Principal Strip

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:
-------------------------------------------------------------------------------
  Securities Maturing in                 Value              % of Portfolio
-------------------------------------------------------------------------------
  Less than 31 Days                 $ 937,761,772                  90.38%
  31 through 60 Days                   99,784,602                   9.62
  61 through 90 Days                           --                   0.00
  91 through 120 Days                          --                   0.00
  121 through 180 Days                         --                   0.00
  Over 180 Days                                --                   0.00
------------------------------ ------------------------ -----------------------
  Total                            $1,037,546,374                 100.00%
------------------------------ ------------------------ -----------------------

The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. TREASURY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
-------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      534,546,374
  Repurchase agreements.............................................................             503,000,000
  Cash..............................................................................                 304,157
  Accrued interest receivable.......................................................               1,328,102
  Prepaid expenses..................................................................                  46,909
                                                                                          ------------------
         Total assets...............................................................           1,039,225,542
                                                                                          ------------------
LIABILITIES
  Payable to affiliates*............................................................                 183,359
  Accrued expenses..................................................................                 137,563
  Dividends payable.................................................................               2,111,391
  Other Payables....................................................................                   4,052
                                                                                          ------------------
         Total liabilities..........................................................               2,436,365
                                                                                          ------------------
  Net assets........................................................................      $    1,036,789,177
                                                                                          ==================
SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3)...........................      $    1,036,789,177
                                                                                          ------------------
  Net assets........................................................................      $    1,036,789,177
                                                                                          ==================


Net asset value, per share (Note 3):

Class Name                                         Net Assets          Shares Outstanding        Net Asset Value
Institutional (Formerly Class B) Shares.....      $590,254,090             590,254,090                $1.00
Institutional Service (Formerly Class A) Shares   $248,961,585             248,961,585                $1.00
Pinnacle Shares.............................       $39,627,911              39,627,911                $1.00
Investor Shares.............................      $134,910,723             134,910,723                $1.00
Short Term Income Shares....................       $22,663,323              22,663,323                $1.00
Retail Shares...............................          $371,545                 371,545                $1.00

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


The accompanying notes are an integral part of these financial statemnets.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. TREASURY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2007
===============================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $       46,034,837
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................             1,083,718
    Administration fee..............................................................               451,549
    Shareholder servicing fee (Institutional Service - Formerly Class A)............               553,034
    Shareholder servicing fee (Investor Shares - Note 1)............................                24,314
    Shareholder servicing fee (Short-Term Income Shares - Note 1)...................                17,918
    Shareholder servicing fee (Retail Shares - Note 1)..............................                   304
    Distribution fee (Investor Shares - Note 1).....................................                19,451
    Distribution fee (Short-Term Income Shares - Note 1)............................                32,253
    Distribution fee (Retail Shares - Note 1).......................................                   790
    Custodian expenses..............................................................                36,508
    Shareholder servicing and related shareholder expenses+.........................               207,279
    Legal, compliance and filing fees...............................................               110,906
    Audit and accounting............................................................               113,288
    Trustees' fees and expenses.....................................................                54,364
    Other...........................................................................                26,478
                                                                                        ------------------
    Total expenses..................................................................             2,732,154
          Less:  Fees waived (Note 2)...............................................              (269,880)
                 Expense paid indirectly (Note 2)...................................               (10,096)
                                                                                        ------------------
    Net expenses....................................................................             2,452,178
                                                                                        ------------------
    Net investment income...........................................................            43,582,659

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments....................................................               -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $       43,582,659
                                                                                        ==================

+ Includes class specific transfer agency expenses of $126,579, $44,240, $6,394, $4,770, $3,607, and $60 for the Institutional (Formerly Class B),
     Institutional  Service (Formerly Class A), Pinnacle,  Investor,  Short Term
     Income, and Retail Shares, respectively.





The accompanying notes are an integral part of these financial sattements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. TREASURY PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED MARCH 31, 2007 AND 2006
===============================================================================

                                                                            2007                         2006
INCREASE (DECREASE) IN NET ASSETS                                          -----                         ----

Operations:
    Net investment income.........................................     $    43,582,659             $     28,863,097
    Net realized gain (loss) on investments.......................              -0-                           1,672
                                                                       ---------------             ----------------
Increase in net assets from operations............................          43,582,659                   28,864,769
Dividends to shareholders from net investment income:
    Institutional Shares (Formerly Class B).......................         (30,970,760)                 (19,126,850)
    Institutional Service Shares (Formerly Class A)...............         (10,279,709)                  (8,591,800)
    Pinnacle Shares...............................................          (1,567,484)                  (1,144,447)
    Investor Shares...............................................            (449,775)                     -0-
    Short-Term Income Shares......................................            (309,804)                     -0-
    Retail Shares.................................................              (5,127)                     -0-
                                                                       ---------------             ----------------
         Total dividends to shareholders..........................         (43,582,659)                 (28,863,097)
                                                                       ---------------             ----------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares (Formerly Class B).......................              -0-                            (349)
    Institutional Service Shares (Formerly Class A)...............              -0-                            (180)
    Pinnacle Shares...............................................              -0-                             (22)
    Investor Shares...............................................              -0-                         -0-
    Short-Term Income Shares......................................              -0-                         -0-
    Retail Shares.................................................              -0-                         -0-
                                                                       ---------------             ----------------
         Total distributions to shareholders......................              -0-                            (551)
                                                                       ---------------             ----------------
Capital share transactions (Note 3):
    Institutional Shares (Formerly Class B).......................        (239,459,937)                 346,279,295
    Institutional Service Shares (Formerly Class A)...............         (55,206,814)                  67,546,979
    Pinnacle Shares...............................................          11,123,008                  (11,304,642)
    Investor Shares...............................................         134,910,723                      -0-
    Short-Term Income Shares......................................          22,663,323                      -0-
    Retail Shares.................................................             371,545                      -0-
                                                                       ---------------             ----------------
          Total capital share transactions........................        (125,598,152)                 402,521,632
                                                                       ---------------             ----------------
    Total increase (decrease) ....................................        (125,598,152)                 402,522,753
Net assets:
    Beginning of year.............................................       1,162,387,329                  759,864,576
                                                                       ---------------             ----------------
     End of year..................................................     $ 1,036,789,177             $  1,162,387,329
                                                                       ===============             ================
Undistributed net investment income...............................     $         -0-               $        -0-
                                                                       ===============             ================





The accomapnying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================


Institutional                                                                      For the Years Ended March 31,
                                                                     ------------------------------------------------------------
(Formerly Class B) shares                                               2007        2006         2005         2004        2003
-------------------------                                            ---------   ---------     ---------    ---------   ---------
Per Share Operating Performance:
Net asset value, beginning of year..............................     $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                                     ---------   ---------     ---------    ---------   ---------
Income from investment operations:
  Net investment income.........................................         0.049       0.034         0.014        0.009       0.015
  Net realized and unrealized gain(loss)  on investments........          --         0.000         0.000        0.000       --
                                                                     ---------   ---------     ---------    ---------   ---------
  Total from investment operations..............................         0.049       0.034         0.014        0.009       0.015
Less distributions from:
  Dividends from net investment income..........................        (0.049)     (0.034)       (0.014)      (0.009)     (0.015)
  Net realized gain(loss) on investment.........................         --         (0.000)       (0.000)      (0.000)      --
                                                                     ---------   ---------     ---------    ---------   ---------
  Total Distributions...........................................        (0.049)     (0.034)       (0.014)      (0.009)     (0.015)
                                                                     ---------   ---------     ---------    ---------   ---------
Net asset value, end of year....................................     $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                                     =========   =========     =========    =========   =========
Total Return....................................................         5.02%       3.48%         1.44%        0.91%       1.53%
Ratios/Supplemental Data
Net assets, end of year (000's).................................     $ 590,254   $ 829,714     $ 484,434    $ 466,041   $ 383,677
Ratios to average net assets:
  Expenses (net of fees waived) (a).............................         0.20%       0.20%         0.20%        0.20%       0.20%
  Net investment income.........................................         4.89%       3.51%         1.45%        0.90%       1.51%
  Management and administration fees waived.....................         0.03%       0.05%         0.03%        0.04%       0.03%
  Expenses paid indirectly......................................         0.00%       0.00%         0.00%        0.00%       0.00%

Institutional Service                                                              For the Years Ended March 31,
                                                                     ------------------------------------------------------------
(Formerly Class A) shares                                                2007        2006         2005         2004        2003
---------------------------                                          ---------   ---------     ---------    ---------   ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..............................     $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                                     ---------   ---------     ---------    ---------   ---------
Income from investment operations:
  Net investment income.........................................         0.047       0.032         0.012        0.007       0.013
  Net realized and unrealized gain(loss)  on investments........         --          0.000         0.000        0.000       --
                                                                     ---------   ---------     ---------    ---------   ---------
  Total from investment operations..............................         0.047       0.032         0.012        0.007       0.013
Less distributions from:
  Dividends from net investment income..........................        (0.047)     (0.032)       (0.012)      (0.007)     (0.013)
  Net realized gain(loss) on investment.........................         --         (0.000)       (0.000)      (0.000)      --
                                                                     ---------   ---------     ---------    ---------   ---------
  Total Distributions...........................................        (0.047)     (0.032)       (0.012)      (0.007)     (0.013)
                                                                     ---------   ---------     ---------    ---------   ---------
Net asset value, end of year....................................     $   1.00    $   1.00      $   1.00     $   1.00    $   1.00
                                                                     =========   =========     =========    =========   =========
Total Return....................................................         4.76%       3.22%         1.19%        0.66%       1.28%
Ratios/Supplemental Data
Net assets, end of year (000's).................................     $ 248,962   $ 304,168     $ 236,621    $ 261,931   $ 276,174
Ratios to average net assets:
  Expenses (net of fees waived) (a).............................         0.45%       0.45%         0.45%        0.45%       0.45%
  Net investment income.........................................         4.65%       3.17%         1.18%        0.66%       1.28%
  Management and administration fees waived.....................         0.03%       0.05%         0.03%        0.04%       0.03%
  Expenses paid indirectly......................................         0.00%       0.00%         0.00%        0.00%       0.00%

(a)      Includes expenses paid indirectly.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                     For the Years Ended March 31,
                                                                     ------------------------------------------------------------
Pinnacle shares                                                          2007        2006         2005         2004        2003
----------------                                                     ---------   ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year...............................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     ---------   ---------    ---------    ---------    ---------
Income from investment operations:
  Net investment income..........................................        0.049       0.034        0.014        0.009        0.015
  Net realized and unrealized gain(loss)  on investments.........         --         0.000        0.000        0.000         --
                                                                     ---------   ---------    ---------    ---------    ---------
  Total from investment operations...............................        0.049       0.034        0.014        0.009        0.015
Less distributions from:
  Dividends from net investment income...........................       (0.049)     (0.034)      (0.014)      (0.009)      (0.015)
  Net realized gain(loss) on investment..........................        --         (0.000)      (0.000)      (0.000)       --
                                                                     ---------   ---------    ---------    ---------    ---------
  Total Distributions............................................       (0.049)     (0.034)      (0.014)      (0.009)      (0.015)
                                                                     ---------   ---------    ---------    ---------    ---------
Net asset value, end of year.....................................    $   1.00    $   1.00     $   1.00     $   1.00     $   1.00
                                                                     =========   =========    =========    =========    =========
Total Return.....................................................        5.02%       3.48%        1.44%        0.91%        1.53%
Ratios/Supplemental Data
Net assets, end of year (000's)..................................    $  39,628   $  28,505    $  39,809    $  29,252    $  25,526
Ratios to average net assets:
  Expenses (net of fees waived) (a)..............................        0.20%       0.20%        0.20%        0.20%        0.20%
  Net investment income..........................................        4.93%       3.51%        1.45%        0.90%        1.51%
  Management and administration fees waived......................        0.03%       0.05%        0.03%        0.04%        0.03%
  Expenses paid indirectly.......................................        0.00%       0.00%        0.00%        0.00%        0.00%

(a)      Includes expenses paid indirectly.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. TREASURY PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
===============================================================================

                                                                        Commencement of Operations
                                                                         February 21, 2007 through
Investor shares                                                               March 31, 2007
---------------                                                               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
   Net investment income...............................................             0.005
   Net realized and unrealized gain(loss) on investments ..............              --
                                                                                 --------
   Total from investment operations....................................             0.005
Less distributions from:
   Dividends from net investment income................................            (0.005)
   Net realized gain on investments....................................              --
                                                                                 --------
   Total Distributions.................................................            (0.005)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             0.50%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $134,911
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................................             0.63%(c)
   Net investment income...............................................             4.62%(c)
   Management and Administration fees waived...........................             0.03%(c)
   Distribution fee waiver.............................................             0.05%(c)
   Expenses paid indirectly............................................             0.00%(c)

                                                                        Commencement of Operations
                                                                         November 2, 2006 through
Short-Term Income shares                                                       March 31, 2007
------------------------                                                       --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
   Net investment income...............................................             0.018
   Net realized and unrealized gain(loss) on investments ..............              --
                                                                                 --------
   Total from investment operations....................................             0.018
Less distributions from:
   Dividends from net investment income................................            (0.018)
   Net realized gain on investments....................................              --
                                                                                 --------
   Total Distributions.................................................            (0.018)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             1.80%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $ 22,663
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................................             0.90%(c)
   Net investment income...............................................             4.32%(c)
   Management and Administration fees waived...........................             0.03%(c)
   Distribution fee waiver.............................................             0.03%(c)
   Expenses paid indirectly............................................             0.00%(c)

(a)      Not annualized
(b)      Includes expenses paid indirectly.
(c)      Annualized





The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                        Commencement of Operations
                                                                        December 12, 2006  through
Retail shares                                                                 March 31, 2007
--------------                                                                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
   Net investment income...............................................             0.013
   Net realized and unrealized gain(loss)  on investments .............              --
                                                                                 --------
   Total from investment operations....................................             0.013
Less distributions from:
   Dividends from net investment income................................            (0.013)
   Net realized gain on investments....................................              --
                                                                                 --------
   Total Distributions.................................................            (0.013)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             1.28%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $    371
Ratios to average net assets:
   Expenses (net of fees waived) (b)...................................             1.00%(c)
   Net investment income...............................................             4.22%(c)
   Management and Administration fees waived...........................             0.03%(c)
   Distribution fees waived............................................             0.10%(c)
   Transfer Agency Account fees waived.................................             0.03%(c)
   Expenses paid indirectly............................................             0.00%(c)


(a)      Not annualized
(b)      Includes expenses paid indirectly
(c)      Annualized




The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. GOVERNMENT PORTFOLIO
EXPENSE CHART
FOR THE PERIOD ENDED MARCH 31, 2007
(UNAUDITED)
===============================================================================
As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period through March 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value  Expenses Paid           Annualized
          Institutional Shares             Value 10/30/06            03/31/07          During the Period    Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (c)                                  $1,000.00              $1,008.80               $0.84              0.20%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,023.93               $1.01              0.20%
  expenses) (a)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value  Expenses Paid           Annualized
      Institutional Service Shares         Value 03/19/07            03/31/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (b)                                  $1,000.00              $1,001.70               $0.16             0.45%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,022.69               $2.27             0.45%
  expenses) (a)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value      Expenses Paid       Annualized
             Retail Shares                 Value 12/12/06            03/31/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (d)                                  $1,000.00              $1,013.00               $3.03             1.00%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,019.95               $5.04             1.00%
  expenses)(a)
---------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------



===============================================================================

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value  Expenses Paid During    Annualized
            Advantage Shares               Value 11/02/06            03/31/07              the Period      Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (e)                                  $1,000.00              $1,017.70               $4.23             1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00              $1,019.85               $5.14             1.02%
  expenses)(a)
---------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 1, 2006 through March 31, 2007), multiplied by 182/365 (to reflect the most recent fiscal half-year).

(b) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (March 19, 2007 through March 31, 2007), multiplied by 13/365 (to reflect the most recent fiscal half-year).

(c) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 30, 2006 through March 31, 2007), multiplied by 153/365 (to reflect the most recent fiscal half-year).

(d) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (December 12, 2006 through March 31, 2007), multiplied by 110/365 (to reflect the most recent fiscal half-year).

(e) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (November 2, 2006 through March 31, 2007), multiplied by 150/365 (to reflect the most recent fiscal half-year).

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. GOVERNMENT PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
===============================================================================

      Face                                                                             Maturity     Current          Value
     Amount                                                                              Date       Coupon (1)      (Note 1)
     ------                                                                             ------     ----------      --------
Floating Rate Securities (2.39%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,000,000  Student Loan Marketing Association (2)                               01/25/08       5.44%      $   5,004,139
       1,000,000  Student Loan Marketing Association (3)                               07/25/07       5.58           1,000,794
----------------                                                                                                 -------------
       6,000,000  Total Floating Rate Securities                                                                     6,004,933
----------------                                                                                                 -------------
Loan Participations (9.57%)
-----------------------------------------------------------------------------------------------------------------------------------
$     24,000,000  Army and Air Force Exchange Service with JPMorgan Chase & Co.        04/18/07       5.31%      $  24,000,000
----------------                                                                                                 -------------
      24,000,000  Total Loan Participations                                                                         24,000,000
----------------                                                                                                 -------------
Repurchase Agreements (48.63%)
-----------------------------------------------------------------------------------------------------------------------------------
$     37,000,000  Bank of America Securities, LLC, purchased on 03/30/07, repurchase proceeds at maturity $37,016,188 (Collateralized by $39,387,679,
                  GNMA, 6.00%, due 05/20/36 value $37,740,001)                         04/02/07       5.25%      $  37,000,000
      35,000,000  Citigroup Global Markets Inc, purchased on 03/30/07, repurchase proceeds at maturity $35,015,458 (Collateralized by $543,180,276,
                  GNMA, 0.76% to 5.00%, due 06/16/29 to 03/20/35,
                  value $35,700,001)                                                   04/02/07       5.30          35,000,000
      50,000,000  UBS Securities, LLC, purchased on 03/30/07, repurchase proceeds at maturity $50,022,208 (Collateralized by $49,311,000, FNMA, 5.00%
                  to 6.625%, due 09/15/09 to 02/13/17, value $51,001,172)              04/02/07       5.33          50,000,000
----------------                                                                                                 -------------
     122,000,000  Total Repurchase Agreements                                                                      122,000,000
----------------                                                                                                 -------------
U.S. Government Agency Discount Notes (23.70%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,000,000  Federal Farm Credit                                                  08/14/07       5.26%      $   4,904,375
       5,000,000  Federal Home Loan Bank                                               04/04/07       5.16           4,997,854
       5,000,000  Federal Home Loan Bank                                               04/11/07       5.16           4,992,847
       1,744,000  Federal Home Loan Bank                                               04/20/07       5.17           1,739,256
       1,000,000  Federal Home Loan Mortgage Corporation                               04/03/07       5.18             999,718
       1,000,000  Federal Home Loan Mortgage Corporation                               05/08/07       5.23             994,767
       5,000,000  Federal Home Loan Mortgage Corporation                               06/04/07       5.20           4,954,311
       5,000,000  Federal Home Loan Mortgage Corporation                               09/20/07       5.26           4,878,358
         791,000  Federal National Mortgage Association                                04/04/07       5.19             790,665
       2,000,000  Federal National Mortgage Association                                04/09/07       5.22           1,997,733
       5,000,000  Federal National Mortgage Association                                04/25/07       5.22           4,982,717
       2,000,000  Federal National Mortgage Association                                05/02/07       5.20           1,991,199
       1,000,000  Federal National Mortgage Association                                05/02/07       5.24             995,604
       5,645,000  Federal National Mortgage Association                                06/20/07       5.20           5,580,522
       5,000,000  Federal National Mortgage Association                                06/27/07       5.21           4,938,653
       5,000,000  Federal National Mortgage Association                                10/12/07       5.22           4,864,739
       5,000,000  Federal National Mortgage Association                                10/26/07       5.24           4,854,256
----------------                                                                                                 -------------
      60,180,000  Total U.S. Government Agency Discount Notes                                                       59,457,574
----------------                                                                                                 -------------
U.S. Government Agency Medium Term Notes (16.12%)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,000,000  Federal Home Loan Bank                                               08/23/07       5.18%      $   4,986,933
       5,000,000  Federal Home Loan Bank                                               01/11/08       5.32           5,000,000
       5,000,000  Federal Home Loan Bank (4)                                           03/20/08       5.25           5,000,000
       5,000,000  Federal Home Loan Bank (5)                                           04/09/08       5.38           5,000,000


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

      Face                                                                             Maturity     Current          Value
     Amount                                                                              Date       Coupon (1)      (Note 1)
     ------                                                                             ------     ----------      --------
U.S. Government Agency Medium Term Notes (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$      5,000,000  Federal Home Loan Mortgage Corporation (4)                           01/28/08       5.21%      $   4,991,881
       5,000,000  Federal Home Loan Mortgage Corporation (4)                           03/27/08       5.36           5,000,000
       2,500,000  Federal National Mortgage Association (4)                            07/17/07       5.20           2,481,702
       5,000,000  Federal National Mortgage Association                                09/14/07       5.22           4,994,102
       3,000,000  Federal National Mortgage Association                                11/21/07       5.25           2,997,514
----------------                                                                                                 -------------
      40,500,000  Total U.S. Government Agency Medium Term Notes                                                    40,452,132
----------------                                                                                                 -------------
                  Total Investments (100.41%) (cost $251,914,639+)                                                 251,914,639
                  Liabilities in excess of cash and other assets (-0.41%)                                           (1,016,118)
                                                                                                                 -------------
                  Net Assets (100.00%)                                                                           $ 250,898,521
                                                                                                                 =============
                  + Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
1) The interest rate shown reflects the security's current coupon, unless yield is available.

2)   Rate changes every three months based on three month LIBOR plus 0.22%.

3)   Rate changes every three months based on three month LIBOR plus 0.08%.

4)   Callable on a quarterly basis.

5)   One time call on September 20, 2007.


KEY:
      GNMA     =   Government National Mortgage Association
      FNMA     =   Federal National Mortgage Association

BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY:
-------------------------------------------------------------------------------
 Securities Maturing in                  Value                 % of Portfolio
------------------------------- ---------------------------- ------------------
Less than 31 Days                       $ 172,505,724               68.48%
31 through 60 Days                          3,981,570                1.58
61 through 90 Days                         15,473,486                6.14
91 through 120 Days                         2,481,702                0.98
121 through 180 Days                       19,763,767                7.85
Over 180 Days                              37,708,390               14.97
------------------------------- ---------------------------- ------------------
Total                                    $251,914,639              100.00%
------------------------------- ---------------------------- ------------------


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
===============================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      129,914,639
  Repurchase agreements.............................................................             122,000,000
  Accrued interest receivable.......................................................                 338,464
  Prepaid expenses..................................................................                  20,803
                                                                                          ------------------
         Total assets...............................................................             252,273,906
                                                                                          ------------------

LIABILITIES
  Payable to affiliates*............................................................                  92,853
  Due to Custodian..................................................................                 747,049
  Accrued expenses..................................................................                  70,173
  Dividends payable.................................................................                 459,772
  Other payables....................................................................                   5,538
                                                                                          ------------------
         Total liabilities..........................................................               1,375,385
                                                                                          ------------------
  Net assets........................................................................      $      250,898,521
                                                                                          ==================

SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3)...........................      $      250,898,521
                                                                                          ------------------
  Net assets........................................................................      $      250,898,521
                                                                                          ==================

Net asset value, per share (Note 3):

Class Name                                         Net Assets         Shares Outstanding         Net Asset Value
Institutional Service Shares................            $10,000                 10,000                 $1.00
Institutional Shares........................            $10,000                 10,000                 $1.00
Retail Shares...............................        $57,051,170             57,051,170                 $1.00
Advantage Shares............................       $193,827,351            193,827,351                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 16, 2006 (Commencement of Operations)
THROUGH MARCH 31, 2007
===============================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $        3,533,184
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................                80,252
    Administration fee..............................................................                33,438
    Shareholder servicing fee (Institutional Service Shares - Note 1)...............                     1
    Shareholder servicing fee (Retail Shares - Note 1)..............................                11,031
    Shareholder servicing fee (Advantage Shares - Note 1)...........................               144,152
    Distribution fee (Retail Shares - Note 1).......................................                28,681
    Distribution fee (Advantage Shares - Note 1)....................................               432,454
    Sub-Accounting fee (Advantage Shares - Note 1)..................................                57,661
    Custodian expenses..............................................................                 6,630
    Shareholder servicing and related shareholder expenses+.........................                16,839
    Legal, compliance and filing fees...............................................                34,492
    Audit and accounting............................................................                53,750
    Trustees' fees and expenses.....................................................                 3,852
    Other...........................................................................                 1,810
                                                                                        ------------------
    Total expenses..................................................................               905,043
          Less:  Fees waived (Note 2)...............................................              (263,178)
                                                                                        ------------------
    Net expenses....................................................................               641,865
                                                                                        ------------------
    Net investment income...........................................................             2,891,319
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments....................................................                 5,230
                                                                                        ------------------
Increase in net assets from operations..............................................    $        2,896,549
                                                                                        ==================


+ Includes class specific transfer agency expenses of $925, $1, and $2,206 for the Institutional, Institutional Service, and Retail Shares, respectively.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. GOVERNMENT PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 16, 2006 (Commencement of Operations)
THROUGH MARCH 31, 2007
===============================================================================

                                                                                          2007
INCREASE (DECREASE) IN NET ASSETS                                                   ---------------

Operations:
    Net investment income.......................................................    $     2,891,319
    Net realized gain (loss) on investments.....................................              5,230
                                                                                    ---------------
Increase in net assets from operations..........................................          2,896,549
Dividends to shareholders from net investment income:
    Institutional Shares........................................................           (244,853)
    Institutional Service Shares................................................                (17)
    Retail Shares...............................................................           (189,222)
    Advantage Shares............................................................         (2,457,227)
                                                                                    ---------------
         Total dividends to shareholders........................................         (2,891,319)
                                                                                    ---------------
Distributions to shareholders from realized gains on investments:
    Institutional Shares........................................................             -0-
    Institutional Service Shares................................................             -0-
    Retail Shares...............................................................                 (8)
    Advantage Shares............................................................             (5,222)
                                                                                    ---------------
         Total distributions to shareholders....................................             (5,230)
                                                                                    ---------------
Capital share transactions (Note 3):
    Institutional Shares........................................................             10,000
    Institutional Service Shares................................................             10,000
    Retail Shares...............................................................         57,051,170
    Advantage Shares............................................................        193,827,351
                                                                                    ---------------
          Total capital share transactions......................................        250,898,521
                                                                                    ---------------
    Total increase .............................................................        250,898,521
Net assets:
    Beginning of year...........................................................             -0-
                                                                                    ---------------
     End of year................................................................    $   250,898,521
                                                                                    ===============
Undistributed net investment income.............................................    $        -0-
                                                                                    ===============



The accomapnying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================


                                                                        Commencement of Operations
                                                                         October 30, 2006 through
Institutional shares                                                          March 31, 2007
---------------------                                                         --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
   Net investment income...............................................             0.009
   Net realized and unrealized gain(loss) on investments ..............             0.000
                                                                                 --------
   Total from investment operations....................................             0.009
Less distributions from:
   Dividends from net investment income................................            (0.009)
   Net realized gain on investments....................................              --
                                                                                 --------
   Total Distributions.................................................            (0.009)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             0.88%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $   10
Ratios to average net assets:
   Expenses (net of fees waived) ......................................             0.20%(b)
   Net investment income...............................................             5.10%(b)
   Management and Administration fees waived...........................             0.16%(b)


                                                                        Commencement of Operations
                                                                          March 19, 2007  through
Institutional Service shares                                                  March 31, 2007
----------------------------                                                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
   Net investment income...............................................             0.002
   Net realized and unrealized gain(loss)  on investments .............             0.000
                                                                                 --------
   Total from investment operations....................................             0.002
Less distributions from:
   Dividends from net investment income................................            (0.002)
   Net realized gain on investments....................................              --
                                                                                 --------
   Total Distributions.................................................            (0.002)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             0.17%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $     10
Ratios to average net assets:
   Expenses (net of fees waived).......................................             0.45%(b)
   Net investment income...............................................             4.85%(b)
   Management and Administration fees waived...........................             0.16%(b)


(a)      Not annualized
(b)      Annualized


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
U.S. GOVERNMENT PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
===============================================================================

                                                                        Commencement of Operations
                                                                         December 12, 2006 through
Retail shares                                                                 March 31, 2007
---------------                                                               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.013
  Net realized and unrealized gain(loss)  on investments ..............             0.000
                                                                                 --------
  Total from investment operations.....................................             0.013
Less distributions from:
  Dividends from net investment income.................................            (0.013)
  Net realized gain on investments.....................................            (0.000)
                                                                                 --------
  Total Distributions..................................................            (0.013)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             1.30%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $ 57,051
Ratios to average net assets:
  Expenses (net of fees waived) .......................................             1.00%(b)
  Net investment income................................................             4.29%(b)
  Management and Administration fees waived............................             0.16%(b)
  Distribution fees waived.............................................             0.10%(b)
  Transfer Agency Account fees waived..................................             0.03%(b)


                                                                        Commencement of Operations
                                                                         November 2, 2006 through
Advantage shares                                                               March 31, 2007
----------------                                                               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.018
  Net realized and unrealized gain(loss)  on investments ..............             0.000
                                                                                 --------
  Total from investment operations.....................................             0.018
Less distributions from:
  Dividends from net investment income.................................            (0.018)
  Net realized gain on investments.....................................            (0.000)
                                                                                 --------
  Total Distributions..................................................            (0.018)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             1.77%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $193,827
Ratios to average net assets:
  Expenses (net of fees waived) .......................................             1.02%(b)
  Net investment income................................................             4.26%(b)
  Management and Administration fees waived............................             0.16%(b)
  Distribution fees waived.............................................             0.16%(b)
  Sub-Accounting fees waived...........................................             0.10%(b)
(a)      Not annualized
(b)      Annualized


The accompanying notes are an integral part of these financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
EXPENSE CHART
FOR THE PERIOD ENDED MARCH 31, 2007
(UNAUDITED)
===============================================================================
As a shareholder of the Portfolio, you incur the following ongoing costs: management fees and other Portfolio expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period through March 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value     Expenses Paid        Annualized
      Institutional Service Shares          Value 03/19/07           03/31/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (b)                                   $1,000.00             $1,001.20               $0.16             0.42%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,022.69               $2.27             0.42%
  expenses) (a)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value     Expenses Paid        Annualized
        Institutional Shares (a)            Value 10/30/06           03/31/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (c)                                   $1,000.00             $1,006.00               $0.84             0.20%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,023.93               $1.01             0.20%
  expenses) (a)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value      Expenses Paid       Annualized
        Short Term Income Shares            Value 02/20/07           03/31/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (d)                                   $1,000.00             $1,002.90               $0.83             0.76%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,021.14               $3.83             0.76%
  expenses)(a)
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value      Expenses Paid       Annualized
             Retail Shares                  Value 12/08/06           03/31/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (e)                                   $1,000.00             $1,008.40               $3.14             1.00%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,019.95               $5.04             1.00%
  expenses) (a)
---------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================

---------------------------------------------------------------------------------------------------------------------------

                                          Beginning Account    Ending Account Value      Expenses Paid       Annualized
            Advantage Shares                Value 11/02/06           03/31/07          During the Period   Expense Ratio
---------------------------------------------------------------------------------------------------------------------------
  Actual (f)                                   $1,000.00             $1,010.90               $4.21             1.02%
---------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before               $1,000.00             $1,019.85               $5.14             1.02%
  expenses)(a)
---------------------------------------------------------------------------------------------------------------------------



(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 1, 2006 through March 31, 2007), multiplied by 182/365 (to reflect the most recent fiscal half-year).

(b) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (March 19, 2007 through March 31, 2007), multiplied by 13/365 (to reflect the most recent fiscal half-year).

(c) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (October 30, 2006 through March 31, 2007), multiplied by 153/365 (to reflect the most recent fiscal half-year).

(d) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 20, 2007 through March 31, 2007), multiplied by 40/365 (to reflect the most recent fiscal half-year).

(e) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (December 8, 2006 through March 31, 2007), multiplied by 114/365 (to reflect the most recent fiscal half-year).

(f) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (November 2, 2006 through March 31, 2007), multiplied by 150/365 (to reflect the most recent fiscal half-year).

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current      Value              Standard
   Amount                                                                        Date      Coupon (2)  (Note 1)   Moody's  & Poor's
   ------                                                                        ----     ---------    --------   -------  --------
Put Bonds (3) (5.84%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,100,000  Clipper Tax Exempt Certificates Trust
              (Massachusetts Non-AMT) - Series 2001-4
              Insured by MBIA Insurance Corporation                             09/06/07     3.65%   $ 2,100,000   VMIG-1
   6,500,000  Harford County, MD EDRB (A.O. Smith)
              LOC Comerica Bank                                                 09/03/07     3.95      6,500,000     P-1       A-1
   3,500,000  Intermountain Power Agency, UT Power Supply RB - Series 1985F
              Insured by AMBAC Assurance Corporation                            09/17/07     3.64      3,500,000   VMIG-1      A-1+
   1,700,000  North Carolina Industrial Facility PCFA RB
              (GVK America Inc. Project) (4)
              LOC Wachovia Bank & Trust Company, N.A.                           06/01/07     4.00      1,700,000
------------                                                                                         -----------
  13,800,000  Total Put Bonds                                                                         13,800,000
------------                                                                                         -----------
Tax Exempt Commercial Paper (6.14%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Board of Regents of the University of Texas System
              Higher Education                                                  04/02/07     3.60%   $ 1,000,000     P-1       A-1+
   1,000,000  City of St. Louis, MO Airport RN
              (Lambert-St. Louis International Airport) - 2004
              LOC JPMorgan Chase Bank                                           05/17/07     3.75      1,000,000     P-1       A-1+
   1,000,000  Clark County, NV Highway RV RB (Motor Vehicle Fuel Tax)           05/10/07     3.62      1,000,000     P-1       A-1+
   3,000,000  Kentucky Asset/Liability Commission
              Project Notes, 2005 General Fund Second Series                    05/25/07     3.60      3,000,000   VMIG-1      A-1
   5,509,000  Massachusetts Development Finance Agency
              LOC JPMorgan Chase Bank                                           06/12/07     3.64      5,509,000     P-1
   1,000,000  Oklahoma City Water Utilities Trust - Series A
              LOC State Street Bank & Trust Co.                                 05/02/07     3.61      1,000,000     P-1       A-1+
   2,000,000  Rhode Island Health & Educational Building Corporation
              (Brown University Project) - Series A                             04/05/07     3.50      2,000,000     P-1       A-1+
------------                                                                                         -----------
  14,509,000  Total Tax-Exempt Commercial Paper                                                       14,509,000
------------                                                                                         -----------
Tax Exempt General Obligation Notes & Bonds (13.62%)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,000,000  Adams County, OH Valley Local School District BAN(4)              05/15/07     3.65%   $ 1,000,895
   1,000,000  Brillion, WI Public School District BAN (4)                       04/01/08     4.25      1,001,600
   1,100,000  Butler County, OH BAN                                             09/20/07     3.80      1,103,418    MIG-1
   1,500,000  Cambridge, WI School District TRAN (4)                            09/05/07     3.77      1,499,590
   2,500,000  Concord, CO Metropolitan District Refunding & Improvement Bond
              LOC Wells Fargo                                                   12/01/07     3.75      2,500,000               A-1+
   2,300,000  East Troy, WI Community School District TRAN (4)                  10/05/07     3.70      2,300,562
   3,000,000  Lake Superior, MN Independent School District #381
              Aid and Anticipation Certificates - Series B                      08/27/07     3.85      3,008,931   Aa2
   4,850,000  Logan County, OH Sewer Improvement BAN
              Sewer System Series B (4)                                         04/04/07     3.69      4,850,157
   1,000,000  Maine State Housing Authority Mortgage RB - Series H              12/14/07     3.62      1,000,000   VMIG-1      A-1+
   1,000,000  Menomonie, WI Area School District TRAN (4)                       09/04/07     3.73        999,727
   1,400,000  Merton, WI Community School District TRAN (4)                     10/26/07     3.75      1,399,431
   2,500,000  North St. Paul Maplewood, MN Independent School District
              District #622 Aid and Anticipation Certificates (4)               08/13/07     3.85      2,506,450
   5,000,000  Texas State TRAN                                                  08/31/07     4.50      5,015,602    MIG-1     SP-1+
   4,000,000  Waunakee, WI Community School District (4)                        10/09/07     3.74      4,004,769
------------                                                                                         -----------
  32,150,000  Total Tax Exempt General Obligation Notes & Bonds                                       32,191,132
------------                                                                                         -----------



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current      Value              Standard
   Amount                                                                        Date      Coupon (2)  (Note 1)   Moody's  & Poor's
   ------                                                                        ----     ---------    --------   -------  --------
Variable Rate Demand Instruments (5) (75.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$  2,000,000  ABN AMRO Munitops Certificate Trust (Colorado Non-AMT)
              Single Asset - Series 2005-14
              Insured by FGIC                                                   06/01/13     3.70%   $ 2,000,000     P-1       A-1+
   2,000,000  Alachua County, FL HFA RB Continuing Care Retirement Community
              (Oak Hammock at the University of Florida Project) - Series 2002A
              LOC BNP Paribas                                                   10/01/32     3.79      2,000,000   VMIG-1
   4,145,000  Alachua County, FL IDRB (Oak Hall Private School) - Series 2007
              LOC SunTrust Bank                                                 07/01/31     3.71      4,145,000   VMIG-1
   5,205,000  Auburn, AL Non-Profit HDA MHRB (Lakeside Project)
              LOC Columbus Bank & Trust Company                                 09/01/27     3.86      5,205,000               A-1
   3,250,000  Blue Springs, MO IDA MHRB
              (Autumn Place Apartments Project) - Series 2004 - A1
              Guaranteed by Federal National Mortgage Association               08/15/37     3.72      3,250,000   VMIG-1
   1,400,000  Bowie County, TX IDC (Texarkana Newspaper) - Series 1985
              LOC Bank of New York                                              11/01/25     3.80      1,400,000               A-1+
   2,100,000  Brazos River, TX Habor Navigation District Brazoria County
              Environmental (Merey Sweeney Project)
              LOC Bank of America                                               04/01/21     3.86      2,100,000   VMIG-1
   2,750,000  Broward County, FL HFA
              (Sailboat Bend Artist Lofts Project) - Series 2006
              LOC Citibank, N.A.                                                04/15/38     3.77      2,750,000               A-1+
   1,100,000  Calhoun County Navigation IDA (BP Amoco PLC ) - Series 2003       01/01/24     3.85      1,100,000   VMIG-1      A-1+
   1,150,000  Caledonia, WI IDRB
              (Quick Cable Corpoation Project) - Series 1998 (4)
              LOC Fifth Third Bank                                              12/01/18     3.78      1,150,000
   2,000,000  Carroll County, GA Development Authority RB
              (Royal Metal Products) - Series 2007
              LOC Branch Bank & Trust Company                                   01/18/27     3.78      2,000,000   VMIG-1
   1,000,000  Chicago, IL Midway Airport Second Lien RB - Series 1998
              Insured by MBIA Insurance Corp.                                   01/01/29     3.81      1,000,000   VMIG-1      A-1+
   1,870,000  Cleveland - Cuyahoga County, OH Port Authority RB
              (CBT Project) - Series 2007
              LOC Charter One Bank                                              06/01/31     3.82      1,870,000     P-1       A-1+
   5,680,423  Clipper Tax Exempt Trust COPs - (Oklahoma) - Series 2004-3 (4)    07/01/09     3.74      5,680,423
   3,000,000  Cohasset, MN RB
              (Minnesota Power & Light Co. Project) - Series 1997A
              LOC ABN AMRO Bank                                                 06/01/20     3.66      3,000,000               A-1+
   2,800,000  Connecticut HEFA RB (Yale University)                             07/01/29     3.56      2,800,000   VMIG-1      A-1+
     105,000  Connecticut HEFA RB (Yale University)                             07/01/36     3.70        105,000   VMIG-1      A-1+
   5,925,000  Douglas County, NE IDRB
              (Phillips Manufacturing Project) - Series 2002
              LOC Wells Fargo Bank, N.A.                                        12/01/18     3.75      5,925,000               A-1+
   2,000,000  Farmington, NM PCRB (Arizona Public Service Company
              Four Corners Project) - Series B
              LOC Barclays Bank PLC                                             09/01/24     3.82      2,000,000     P-1       A-1+
   2,460,000  Floating Rate Trust Receipts - Series 2005 L26U (Relating to
              New Jersey Health Care Facility Finance Authority RB (Bayonne
              Hospital Obligated Group Issue) - Series 1994)
              Insured by FSA                                                    07/01/12     3.64      2,460,000   VMIG-1      A-1


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current      Value              Standard
   Amount                                                                        Date      Coupon (2)  (Note 1)   Moody's  & Poor's
   ------                                                                        ----     ---------    --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,125,000  Florida HFA MHRB (Banyon Bay Apartments Project) 1995 - Series L
              Collateralized by Federal National Mortgage Association           12/01/25     3.70%   $ 1,125,000   VMIG-1
   1,000,000  Florida HFC Housing RB (Stuart Pointe Apartment) - Series 2003B-1
              LOC SunTrust Bank                                                 04/01/34     3.71      1,000,000               A-1+
   6,290,000  Florida Higher Educational Facilitlites Financing Authority
              (Southeastern University, Inc. Project)
              LOC Regions Bank                                                  12/02/30     3.70      6,290,000   VMIG-1
   1,100,000  Franklin County, OH HRB (Doctors Ohio Health) - Series B
              LOC National City Bank                                            12/01/28     3.65      1,100,000   VMIG-1
   1,000,000  Gulf Coast, TX Waste Disposal Authority
              (BP Amoco Chemical Company Project) - Series 2003                 05/01/38     3.85      1,000,000   VMIG-1      A-1+
   3,000,000  Hapeville, GA Development Authority
              (Hapeville Hotel Limited Project ) - Series 1985
              LOC JPMorgan Chase Bank                                           11/01/15     3.77      3,000,000     P-1
   3,000,000  Illinois Development Finance Authority
              (Butterfield Creek Project) - Series 1999 AMT
              LOC LaSalle Bank N.A.                                             04/01/39     3.78      3,000,000               A-1
   1,760,000  Illinois Development Finance Authority IDRB
              (DCS Diversified Coating Systems, Inc. Project) - Series 2002 (4)
              LOC Fifth Third Bank                                              09/01/17     3.80      1,760,000
   2,825,000  Illinois Finance Authority
              (Pollman North America, Inc. Project) - Series 2005D
              LOC Fifth Third Bank                                              12/01/25     3.78      2,825,000     P-1       A-1+
   1,700,000  Illinois Development Authority IDRB
              (U.S. Acrylic, Inc. Project) - Series 2003 (4)
              LOC Fifth Third Bank                                              08/01/33     3.78      1,700,000
   1,000,000  Jacksonville,FL Economic Development Commission Special Facilities
              Airport RB(Holland Sheltair Aviation Group Project)-Series 2005-B1
              LOC Mellon Bank N.A.                                              05/01/35     3.73      1,000,000               A-1+
   1,000,000  Jefferson County, KY Industrial Building (R.C. TWAY Company,
              Kentucky Manufacturing Company Project) Series 1998
              LOC Fifth Third Bank                                              06/01/18     3.81      1,000,000     P-1       A-1+
   2,400,000  La Porte County, IN EDC RB
              (Universal Forest Products) - Series 2000 (4)
              LOC LaSalle Bank Midwest N.A.                                     11/01/20     3.81      2,400,000
   1,000,000  Lagrange County, IN EDRB (SV Realty LLC Project) - Series 2006
              LOC Fifth Third Bank                                              03/01/26     3.78      1,000,000     P-1       A-1+
   3,535,000  Lehman Municipal Trust Receipts, Floater Trust Receipts
              Series 2005 L13 (Related to Parish of Jefferson Home Mortgage
              Authority Series 2005 A & Texas Department of Housing
              & Community Affairs 2002 Series B) (4)
              Insured by MBIA Insurance Corp.                                   06/01/36     3.80      3,535,000
   3,000,000  Lehman Municipal Trust Receipts, Floater Trust Receipts
              Series 2006 P58U (Related to Connecticut State Heatlh) (4)        07/01/42     3.64      3,000,000   VMIG-1      A-1
   2,600,000  Lincoln County, WY PCRB (Exxon Project) - Series 1987-B           07/01/17     3.82      2,600,000     P-1       A-1+
   8,500,000  Lincoln County, WY PCRB (Exxon Project) - Series 1987-C           07/01/17     3.82      8,500,000     P-1       A-1+
   1,300,000  Lufkin, TX Health Facilities Development Corporation RB
              (Memorial Health System East Texas) - Series 2005
              LOC Wachovia Bank, N.A.                                           02/15/35     3.85      1,300,000               A-1+




 The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current      Value              Standard
   Amount                                                                        Date      Coupon (2)  (Note 1)   Moody's  & Poor's
   ------                                                                        ----     ---------    --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,900,000  Manchester, GA Development Authority
              (G&S Metal Consultants) - Series 2006
              LOC Fifth Third Bank                                              10/01/26     3.78%   $ 1,900,000     P-1       A-1+
   2,100,000  Martin County, FL PCRB (Florida Power & Light
              Company Project) Series 2000                                      07/15/22     3.82      2,100,000   VMIG-1      A-1
   1,000,000  Memphis, TN Health Educational and Housing Facilities Board
              MHRB (Ashland Lakes Apartments)  - Series 2006A
              LOC U.S. Bank, N.A.                                               08/01/41     3.74      1,000,000               A-1+
   2,500,000  Metropolitan Nashville, TN Airport Authority Airport
              Improvement RB - Series 2006
              Insured by AMBAC Assurance Corporation                            07/01/26     3.75      2,500,000               A-1+
   2,350,000  Michigan State Strategic Fund Limited Obligation RB
              (Nuvar Properties LLC Project) - Series 2007
              LOC Fifth Third Bank                                              04/01/37     3.78      2,350,000     P-1       A-1+
   2,500,000  Michigan State Strategic Fund Limited Obligation RB
              (Grand River Infrastructure, Inc.) - Series 2006 (4)
              LOC Fifth Third Bank                                              06/01/14     3.78      2,500,000
   1,925,000  Michigan State Strategic Fund (Sintel, Inc. Project)
              - Series 2005 (4)
              LOC Fifth Third Bank                                              10/01/30     3.78      1,925,000
   2,000,000  Missouri State HEFA Educational Facilities RB
              (St. Louis University Project) - Series A
              Insured by MBIA Insurance Corp.                                   10/01/35     3.75      2,000,000   VMIG-1      A-1+
     500,000  Montgomery, AL IDRB Pollution Control & Solid Waste
              (General Electric Company Project)                                05/01/21     3.82        500,000   VMIG-1      A-1+
   1,450,000  Nashville & Davidson County, TN
              (Wedgewood Tower Project) - Series 2004 A (4)
              LOC Amsouth Bank, N.A.                                            06/01/34     3.83      1,450,000     P-1       A-1
   2,000,000  New York City, NY Municipal Water Finance Authority RB
              (Water & Sewer System) - Series 1995A
              Insured by FGIC                                                   06/15/25     3.67      2,000,000   VMIG-1      A-1+
   1,000,000  New York Municipal Securities Trust Certificates Series 5020      07/01/18     3.75      1,000,000   VMIG-1
   2,465,000  North Dakota HFA Housing Finance Program Bonds
              Home Mortgage Finance - Series 2002 B
              Insured by FSA                                                    01/01/34     3.72      2,465,000   VMIG-1
   1,000,000  Olathe, KS IDRB Multi-Modal (Diamant Boart Project)
              - Series 1997A (4)
              LOC Svenska Handelsbanken                                         03/01/27     3.79      1,000,000
   1,200,000  Orland Park, IL IDRB (Panduit Corp Project) - Series 1996
              LOC Fifth Third Bank                                              04/01/31     3.73      1,200,000               A-1+
   2,000,000  Owensboro, KY IDRB
              (West Irving Die Lastings of Kentucky, Inc. Project)-Series 1997
              LOC Fifth Third Bank                                              06/01/17     3.86      2,000,000     P-1       A-1+
   3,000,000  Palm Beach County, FL RB (Northern Gallery
              and School of Art Community
              Foundation for Palm Beach & Martin Counties) - Series 1995
              LOC Northern Trust                                                05/01/25     3.69      3,000,000               A-1+
   2,600,000  Pennsylvania EDFA EDRB
              (Joseph R & Nancy L Delsignore Project) - Series 2005B2
              LOC PNC Bank, N.A.                                                08/01/30     3.73      2,600,000     P-1       A-1+
   1,800,000  Pennsylvania EDFA EDRB
              (North America Communications, Inc. Project) - Series 2005B3
              LOC PNC Bank, N.A.                                                08/01/12     3.73      1,800,000     P-1       A-1+



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2007
===============================================================================

                                                                                                                     Ratings (1)
                                                                                                                  -----------------
    Face                                                                        Maturity   Current      Value              Standard
   Amount                                                                        Date      Coupon (2)  (Note 1)   Moody's  & Poor's
   ------                                                                        ----     ---------    --------   -------  --------
Variable Rate Demand Instruments (Continued) (5)
-----------------------------------------------------------------------------------------------------------------------------------
$  1,975,000  Port Bellingham, WA Industrial Development Corporation
              (BP West Coast Products LLC Project) - Series 2003                03/01/38     3.85%   $ 1,975,000   VMIG-1      A-1+
   2,500,000  Richardson, TX Independent School District
              (Unlimited Tax School Building Bond) - Series 2000
              Guaranteed by Texas Permanent School Fund                         08/15/24     3.65      2,500,000   VMIG-1      A-1+
   1,325,000  Ridgeland Township, SC RB (Ridgeland LLC Project) - Series A
              LOC Columbus Bank & Trust Company                                 09/01/21     3.75      1,325,000     P-1       A-1
   2,000,000  Rockingham County, NC IDRB PCFA
              (Eden Customs Processing, LLC Project) Series 2004 (4)
              LOC Branch Bank & Trust Company                                   01/01/17     3.78      2,000,000
   2,200,000  Rockingham, NC IDRB PCFA
              (Whiteridge Plastics Project) - Series 2003 (4)
              LOC Branch Bank & Trust Company                                   03/01/15     3.78      2,200,000
   3,980,000  ROCs II-R Trust Series 353 (Relating to Wayne County, MI Airport
              Authority (Detroit Metropolitan Wayne County Airport)
              - Series 2005)
              Insured by MBIA Insurance Corp.                                   12/01/17     3.74      3,980,000   VMIG-1
   3,100,000  San Antonio, TX Empowerment Zone Development RB
              (Drury Southwest Hotel Project) - Series 2005 (4)
              LOC U.S. Bank, N.A.                                               10/01/35     3.71      3,100,000
   3,000,000  Savannah, GA EDA RB (Savannah Country Day School) - Series 2004
              LOC Suntrust Bank                                                 09/01/29     3.66      3,000,000   VMIG-1
   2,570,000  South Carolina Jobs EDA RB
              (DCS Diversified Coating Systems, Inc Project) - Series 2002
              LOC Branch Bank & Trust Company                                   04/01/17     3.78      2,570,000   VMIG-1
   3,350,000  St. Charles Parish, LA PCRB (Shell Oil Company Project) - A       10/01/22     3.85      3,350,000   VMIG-1      A-1+
   2,000,000  Utah State Board of Regents Student Loan RB - Series L
              Insured by AMBAC Assurance Corporation                            11/01/25     3.77      2,000,000               A-1+
   3,000,000  Utah Transit Authority Sales Tax RB - Sub-Series A
              LOC Fortis Bank                                                   06/15/36     3.75      3,000,000   VMIG-1      A-1+
     750,000  Utah Transit Authority Sales Tax RB - Series 2006B
              LOC Fortis Bank                                                   06/15/36     3.70        750,000   VMIG-1      A-1+
    3,000,00  Virginia Port Authority Facility RB
              Insured by FGIC                                                   07/01/36     3.74       3,000,00               A-1+
   2,815,000  Washington State EDFA
              (Summer Building LLC Project) - Series 2005F
              LOC KeyBank, N.A.                                                 12/01/30     3.80      2,815,000     P-1       A-1
   2,800,000  Washington State HFC MHRB  -
              (Seasons Apartment Project) Series 2006
              Collateralized by Federal National Mortgage Association           12/15/40     3.75      2,800,000   VMIG-1
   2,100,000  West Des Moines, IA RB Woodgrain Millwork Inc Project)
              - Series 1995
              LOC Wells Fargo Bank, N.A.                                        04/01/10     3.85      2,100,000     P-1       A-1+
     500,000  Will-Kankakee Regional Development Authority, IL IDRB - Series A
              LOC Fifth Third Bank                                              08/01/36     3.78        500,000     P-1       A-1+
     500,000  Wisconsin HEFA (Alverno College) Series 1997
              LOC Allied Irish Bank PLC                                         11/01/17     3.84        500,000   VMIG-1
------------                                                                                       -------------
 177,830,423  Total Variable Rate Demand Instruments                                                 177,830,423
------------                                                                                       -------------
              Total Investments (100.86%) (cost $238,330,555+)                                       238,330,555
              Liabilities in excess of cash and other assets (-0.86%)                                 (2,032,779)
                                                                                                   -------------
              Net Assets (100.00%)                                                                 $ 236,297,776
                                                                                                   =============

              +   Aggregate cost for federal income tax purposes is identical.



The accompanying notes are an integra; part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

FOOTNOTES:
1) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

2) In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

3) The interest rate shown reflects the security's current coupon, unless yield is available.

4)   The maturity date indicated for the put bonds is the next put date.

5) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

6) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
      AMT      =  Alternate Minimum Tax                         HFC       =  Housing Finance Commission
      BAN      =  Bond Anticipation Note                        HRB       =  Hospital Revenue Bond
      COPs     =  Certificates of Participation                 IDA       =  Industrial Development Authority
      EDA      =  Economic Development Authority                IDC       =  Industrial Development Corporation
      EDC      =  Economic Development Corporation              IDRB      =  Industrial Development Revenue Bond
      EDFA     =  Economic Development Finance Authority        LOC       =  Letter of Credit
      EDRB     =  Economic Development Revenue Bond             MHRB      =  Multi-Family Housing Revenue Bond
      FGIC     =  Financial Guaranty Insurance Company          PCFA      =  Pollution Control Finance Authority
      FSA      =  Financial Security Assurance                  PCRB      =  Pollution Control Revenue Bond
      HEFA     =  Health and Education Facilities Authority     RB        =  Revenue Bond
      HDA      =  Housing Development Authority                 RN        =  Revenue Notes
      HFA      =  Housing Finance Authority                     TRAN      =  Tax and Revenue Anticipation Note




The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
MARCH 31, 2007
===============================================================================

------------------------- ----------------------------- -----------------------
         States                      Value                     % of Portfolio
------------------------- ----------------------------- -----------------------
Alabama                           $   5,705,000                       2.39%
Colorado                              4,500,000                       1.89
Connecticut                           5,905,000                       2.48
Florida                              23,410,000                       9.82
Georgia                               9,900,000                       4.15
Illinois                             11,985,000                       5.03
Indiana                               3,400,000                       1.43
Iowa                                  2,100,000                       0.88
Kansas                                1,000,000                       0.42
Kentucky                              6,000,000                       2.52
Louisiana                             3,350,000                       1.41
Maine                                 1,000,000                       0.42
Maryland                              6,500,000                       2.73
Massachusetts                         7,609,000                       3.19
Michigan                             10,755,000                       4.51
Minnesota                             8,515,381                       3.57
Missouri                              6,250,000                       2.62
Nebraska                              5,925,000                       2.49
Nevada                                1,000,000                       0.42
New Jersey                            2,460,000                       1.03
New Mexico                            2,000,000                       0.84
New York                              3,000,000                       1.26
North Carolina                        5,900,000                       2.48
North Dakota                          2,465,000                       1.03
Ohio                                  9,924,470                       4.16
Oklahoma                              6,680,423                       2.80
Pennsylvania                          4,400,000                       1.85
Rhode Island                          2,000,000                       0.84
South Carolina                        3,895,000                       1.63
Tennessee                             4,950,000                       2.08
Texas                                18,515,602                       7.77
Utah                                  9,250,000                       3.88
Virginia                              3,000,000                       1.26
Washington                            7,590,000                       3.19
Wisconsin                            12,855,679                       5.39
Wyoming                              11,100,000                       4.66
Other Territories                     3,535,000                       1.48
------------------------- ----------------------------- -----------------------
Total                             $ 238,330,555                     100.00%
------------------------- ----------------------------- -----------------------


The accomapnying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
===============================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1).............................      $      238,330,555
  Cash..............................................................................                 166,479
  Accrued interest receivable.......................................................               1,531,405
  Prepaid expenses..................................................................                  27,059
                                                                                          ------------------
         Total assets...............................................................             240,055,498
                                                                                          ------------------
LIABILITIES
  Payable to affiliates*............................................................                  80,877
  Payable for securities purchased..................................................               3,351,600
  Accrued expenses..................................................................                  46,801
  Dividends payable.................................................................                 276,165
  Other payable.....................................................................                   2,279
                                                                                          ------------------
         Total liabilities..........................................................               3,757,722
                                                                                          ------------------
  Net assets........................................................................      $      236,297,776
                                                                                          ==================
SOURCE OF NET ASSETS
  Net capital paid in on shares of capital stock (Note 3)...........................      $      236,297,776
                                                                                          ------------------
  Net assets........................................................................      $      236,297,776
                                                                                          ==================

Net asset value, per share (Note 3):

Class Name                                         Net Assets         Shares Outstanding         Net Asset Value
Institutional Shares........................            $10,000                 10,000                 $1.00
Institutional Service Shares................            $10,000                 10,000                 $1.00
Short Term Income Shares....................        $57,915,009             57,915,009                 $1.00
Retail Shares...............................        $41,816,875             41,816,875                 $1.00
Advantage Shares............................       $136,545,892            136,545,892                 $1.00


* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.



The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
MUNICIPAL PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 16, 2006 (Commencement of Operations)
THROUGH MARCH 31, 2007
===============================================================================

INVESTMENT INCOME
Income:
    Interest........................................................................    $        2,025,460
                                                                                        ------------------
Expenses: (Note 2)
    Investment management fee.......................................................                66,329
    Administration fee..............................................................                27,637
    Shareholder servicing fee (Institutional Service Shares - Note 1)...............                     1
    Shareholder servicing fee (Short-Term Income Shares - Note 1)...................                 8,607
    Shareholder servicing fee (Retail Shares - Note 1)..............................                10,063
    Shareholder servicing fee (Advantage Shares - Note 1)...........................               110,943
    Distribution fee (Short-Term Income Shares - Note 1)............................                15,493
    Distribution fee (Retail Shares - Note 1).......................................                26,163
    Distribution fee (Advantage Shares - Note 1)....................................               332,830
    Sub-Accounting fee (Advantage Shares - Note 1)..................................                44,377
    Custodian expenses..............................................................                 3,320
    Shareholder servicing and related shareholder expenses=.........................                15,115
    Legal, compliance and filing fees...............................................                28,251
    Audit and accounting............................................................                44,227
    Trustees' fees and expenses.....................................................                 4,128
    Other...........................................................................                 1,448
                                                                                        ------------------
    Total expenses..................................................................               738,932
          Less:  Fees waived (Note 2)...............................................              (213,011)
                                                                                        ------------------
    Net expenses....................................................................               525,921
                                                                                        ------------------
    Net investment income...........................................................             1,499,539
REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on investments....................................................               -0-
                                                                                        ------------------
Increase in net assets from operations..............................................    $        1,499,539
                                                                                        ==================



+ Includes class specific transfer agency expenses of $661, $1, $1,682, and $2,007 for the Institutional (Formerly Class B), Institutional Service (Formerly Class A), Short Term Income, and Retail Shares, respectively.


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD OCTOBER 16, 2006 (Commencement of Operations)
THROUGH MARCH 31, 2007
===============================================================================

                                                                                          2007
INCREASE (DECREASE) IN NET ASSETS
                                                                                    ---------------
Operations:
    Net investment income....................................................       $     1,499,539
    Net realized gain (loss) on investments..................................                -0-
                                                                                    ---------------
Increase in net assets from operations.......................................             1,499,539
Dividends to shareholders from net investment income:
    Institutional Shares.....................................................              (117,822)
    Institutional Service Shares.............................................                   (12)
    Short Term Income Shares.................................................               (99,509)
    Retail Shares............................................................              (106,568)
    Advantage Shares.........................................................            (1,175,628)
                                                                                    ---------------
         Total dividends to shareholders.....................................            (1,499,539)
                                                                                    ---------------
Capital share transactions (Note 3):
    Institutional Shares.....................................................                10,000
    Institutional Service Shares.............................................                10,000
    Short Term Income Shares.................................................            57,915,009
    Retail Shares............................................................            41,816,875
    Advantage Shares.........................................................           136,545,892
                                                                                    ---------------
          Total capital share transactions...................................           236,297,776
                                                                                    ---------------
    Total increase ..........................................................           236,297,776
Net assets:
    Beginning of period......................................................                -0-
                                                                                    ---------------
     End of period...........................................................       $   236,297,776
                                                                                    ===============
Undistributed net investment income..........................................       $        -0-
                                                                                    ===============




The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS
===============================================================================

                                                                        Commencement of Operations
                                                                         October 30, 2006 through
Institutional shares                                                           March 31, 2007
---------------------                                                          --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.006
  Net realized and unrealized gain(loss)  on investments ..............             --
                                                                                 --------
  Total from investment operations.....................................             0.006
Less distributions from:
  Dividends from net investment income.................................            (0.006)
  Net realized gain on investments.....................................             --
                                                                                 --------
  Total Distributions..................................................            (0.006)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             0.60%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $     10
Ratios to average net assets:
  Expenses (net of fees waived)........................................             0.20%(b)
  Net investment income................................................             3.44%(b)
  Management and administration fees waived............................             0.16%(b)


                                                                        Commencement of Operations
                                                                          March 19, 2007 through
Institutional Service shares                                                  March 31, 2007
----------------------------                                                  --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.001
  Net realized and unrealized gain(loss)  on investments ..............              --
                                                                                 --------
  Total from investment operations.....................................             0.001
Less distributions from:
  Dividends from net investment income.................................            (0.001)
  Net realized gain on investments.....................................              --
                                                                                 --------
  Total Distributions..................................................            (0.001)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             0.12%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $     10
Ratios to average net assets:
  Expenses (net of fees waived)........................................             0.42%(b)
  Net investment income................................................             3.25%(b)
  Management and administration fees waived............................             0.16%(b)

(a)      Not annualized
(b)      Annualized


The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------



===============================================================================

                                                                        Commencement of Operations
                                                                        February 20, 2007  through
Short Term Income shares                                                      March 31, 2007
------------------------                                                      --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.003
  Net realized and unrealized gain(loss) on investments ...............             --
                                                                                 --------
  Total from investment operations.....................................             0.003
Less distributions from:
  Dividends from net investment income.................................            (0.003)
  Net realized gain on investments.....................................             --
                                                                                 --------
  Total Distributions..................................................            (0.003)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             0.29%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $ 57,915
Ratios to average net assets:
  Expenses (net of fees waived) .......................................             0.76%(b)
  Net investment income................................................             2.89%(b)
  Management and administration fees waived............................             0.16%(b)
  Distribution fees waived.............................................             0.17%(b)


                                                                        Commencement of Operations
                                                                         December 8, 2006 through
Retail shares                                                                 March 31, 2007
---------------                                                               --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.008
  Net realized and unrealized gain(loss)  on investments ..............             --
                                                                                 --------
  Total from investment operations.....................................             0.008
Less distributions from:
  Dividends from net investment income.................................            (0.008)
  Net realized gain on investments.....................................             --
                                                                                 --------
  Total Distributions..................................................            (0.008)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             0.84%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $ 41,817
Ratios to average net assets:
  Expenses (net of fees waived) .......................................             1.00%(b)
  Net investment income................................................             2.65%(b)
  Management and administration fees waived............................             0.16%(b)
  Distribution fees waived.............................................             0.10%(b)
  Transfer Agency Account fees waived..................................             0.03%(b)

(a)      Not annualized
(b)      Annualized

  The accompanying notes are an integral part of these financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND (Formerly Institutional Daily Income Fund)
MUNICIPAL PORTFOLIO
FINANCIAL HIGHLIGHTS (CONTINUED)
===============================================================================

                                                                        Commencement of Operations
                                                                         November 2, 2006 through
Advantage shares                                                              March 31, 2007
-----------------                                                             --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period...................................          $  1.00
                                                                                 --------
Income from investment operations:
  Net investment income................................................             0.011
  Net realized and unrealized gain(loss) on investments ...............             --
                                                                                 --------
  Total from investment operations.....................................             0.011
Less distributions from:
  Dividends from net investment income.................................            (0.011)
  Net realized gain on investments.....................................             --
                                                                                 --------
  Total Distributions..................................................            (0.011)
                                                                                 --------
Net asset value, end of period.........................................          $  1.00
                                                                                 ========
Total Return...........................................................             1.09%(a)
Ratios/Supplemental Data
Net assets, end of period (000's)......................................          $136,546
Ratios to average net assets:
  Expenses (net of fees waived)........................................             1.02%(b)
  Net investment income................................................             2.65%(b)
  Management and administration fees waived............................             0.16%(b)
  Distribution fees waived.............................................             0.16%(b)
  Sub-Accounting fees waived...........................................             0.10%(b)


(a)      Not annualized
(b)      Annualized




The accompanying notes are an integral part of these financial statements.

                    [THIS PAGE INTENTIONALLY LEFT BLANK.]

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS
===============================================================================

1. Summary of Accounting Policies

Daily Income Fund (the "Fund") is a, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is comprised of four managed portfolios of money market instruments: the Money Market Portfolio, the U.S. Treasury Portfolio, the U.S. Government Portfolio and the Municipal Portfolio (each referred to as "Portfolio"). Effective October 16, 2006, the Fund's name was changed from Institutional Daily Income Fund to Daily Income Fund, the name of Class A shares was changed to Institutional Service
Shares and the name of the Class B shares was changed to Institutional Shares. In addition, the Municipal Portfolio was activated and the U.S. Government Portfolio was created along with additional share classes in all four portfolios. Each portfolio has five core classes of stock authorized, Institutional Service, Institutional, Investor, Short Term Income, and Retail shares. The Money Market and U.S. Treasury Portfolios have Pinnacle shares. In addition, the Money Market, U.S. Government and Municipal Portfolios consist of the Advantage Primary Liquidity, Advantage Government Liquidity and Advantage Municipal Liquidity shares ("Advantage shares"). The Institutional Service, Investor, Short Term Income, Retail and Advantage shares of each Portfolio are subject to a service fee pursuant to each Portfolio's distribution and service plan. The Institutional and Pinnacle shares are not subject to a service fee. The Investor, Short Term Income, Retail and Advantage shares of each Portfolio are also subject to a distribution fee pursuant to each Portfolio's Distribution plan. The Institutional, Institutional Service and Pinnacle shares are not subject to a distribution fee. Additionally, each Portfolio may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees, distribution fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of each respective Portfolio. Commencement of operations for each of the share classes began as follows:

                                        Money Market        U.S. Treasury      U.S. Government         Municipal
      Share classes                       Portfolio           Portfolio           Portfolio            Portfolio
     ---------------                      ----------          ----------          ---------            ---------
 Institutional shares............         May 13, 1994    November 18, 1996    October 30, 2006     October 30, 2006
 Institutional Service shares....        April 3, 1995    November 29, 1995      March 19, 2007       March 19, 2007
 Pinnacle shares.................        July 29, 1999        July 29, 1999                 N/A           Not Active
 Investor shares.................    November 28, 2006    February 21, 2007          Not Active           Not Active
 Short Term Income shares........    February 12, 2007     November 2, 2006          Not Active    February 20, 2007
 Retail shares...................    November 28, 2006    December 12, 2006   December 12, 2006     December 8, 2006
 Advantage shares................     November 1, 2006                  N/A    November 2, 2006     November 2, 2006

The U.S. Government and Municipal Portfolios commenced operations on October 30, 2006 with seed money investment of $60,000,000 from IXIS Asset Management U.S. Group, LP, an affiliate of the Advisor ("IXIS"). The U.S. Government Portfolio received $35,000,000 and the Municipal Portfolio received $25,000,000. The entire amount for both Portfolios was redeemed on December 19, 2006.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

   a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Trustees will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

   b) Repurchase Agreements -
     The Money Market, U.S. Treasury and U.S. Government Portfolios may enter into repurchase agreements In connection with transactions in repurchase agreements, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair market value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

   c) Federal Income Taxes -
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

-------------------------------------------------------------------------------



===============================================================================
1. Summary of Accounting Policies (continued)

   d) Dividends and Distributions -
     Dividends from net investment income (excluding long-term capital gains and losses, if any, and amortization of market discount) are declared daily, paid monthly and taxable as ordinary income. Capital gains distributions if any, will be made at least annually and in no event later than sixty days after the end of the Fund's fiscal year.

   e) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

   f) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

   g) General -
     Securities transactions are recorded on a trade date basis.Interest income, including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, each Portfolio pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of .12% of the Portfolio's average daily net assets.

Pursuant to an Administrative Services Contract each Portfolio pays to the Manager an annual fee of .05% of the Portfolio's average daily net assets.

Pursuant to a Sub-Accounting and Administration Agreement, Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, performs or sub-contracts or employs others to perform certain sub-accounting and administrative services for the Advantage shareholders. For its services under the Sub-Accounting and Administrative Agreement, the Distributor receives from the Fund a fee equal to 0.10% per annum of the average daily net assets of the Advantage shares.

The Fund and the Distributor, have entered into a Shareholder Servicing Agreement and Distribution Agreement. For its services under the Shareholder Servicing and Distribution Agreements, the Distributor receives from the Portfolio a fee, accrued daily and paid monthly, at an annual rate of each Class's average daily net assets as follows:

                                        Shareholder Servicing Fees       Distribution Fees
                                        --------------------------       -----------------
Institutional Service Shares................       .25%                         -0-
Investor Shares.............................       .25%                         .20%
Short Term Income Shares....................       .25%                         .45%
Retail Shares...............................       .25%                         .65%
Advantage Shares............................       .25%                         .75%

For the year ended March 31, 2007, the following fees were voluntarily waived by the Manager, Distributor and shareholder servicing agent:

                                              Money Market      U.S. Treasury     U.S. Government      Municipal
                                                Portfolio         Portfolio          Portfolio         Portfolio
                                                ---------         ---------          ---------         ---------
Investment management fees..................    $35,834              $-0-             $74,074           $58,907
Administration fees.........................    599,814           262,710              33,438            27,637
Distribution fees - Investor shares.........        -0-             4,863                 N/A               N/A
Distribution fees - Short Term Income shares        -0-             2,150                 N/A             5,853
Distribution fees - Retail shares...........     96,674               121               4,412             4,025
Distribution fees - Advantage shares........  1,504,860               N/A              92,257            71,004
Sub-Accounting fees - Advantage shares......    940,537               N/A              57,661            44,377
Transfer agency fees  - Investor shares.....      3,484               -0-                 N/A               N/A
Transfer agency fees  - Retail Shares.......     29,097                36               1,336             1,208
Total....................................... $3,210,300          $269,880            $263,178          $213,011

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)

===============================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

The Manager and shareholder servicing agent have no right to recoup prior fee waivers.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $5,000 per annum plus $1,200 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee received an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. The Lead Independent Trustee receives an additional annual fee of $8,000 and the Deputy Lead Trustee receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Trustees of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Trustee will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Trustees meeting attended. Each Independent Trustee will also receive a fee of $1,500 for each Board of Trustees meeting held telephonically. In addition, the Lead Independent Trustee will receive an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman and the Compliance Oversight Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager and for purposes of determining which funds in the Reich & Tang complex will bear the related expense of Independent Trustees fees, the Fund, the California Daily Tax Free Income Fund, Inc., the Connecticut Daily Tax Free Income Fund, Inc., and the New Jersey Daily Municipal Income Fund, Inc. are collectively referred to as, the Combined Funds, the Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund and the Short Term Income Fund, Inc. are collectively referred to as, the Reich & Tang Funds, and Cortland Trust, Inc. is referred to as, the Cortland Funds. Mr. Kuczmarski, Dr. Mellon, Mr. Straniere and Dr. Wong will have their fees allocated among the Combined Funds and Reich & Tang Funds in accordance with the Manager's discretion. Mr. Dowden, Mr. Frischling, Mr. Lerner and Mr. Schultz will have their fees allocated among the Combined Funds and the Cortland Funds in accordance with the Manager's discretion. Directors who are affiliated with the Manager do not receive compensation from the Fund.

Pursuant to the Transfer Agency Agreement between Reich & Tang and the Fund, Reich & Tang Services, Inc. as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of (i) 0.05% of the monthly average net assets of the Investor, Short Term Income, and Retail Shares of the Fund or
(ii) 0.02% of the monthly average net assets of the Institutional Service, Institutional and Pinnacle shares of the Fund. For the year ended March 31, 2007 these fees after waivers amounted to:

                                    Money Market   U.S. Treasury     U.S. Government      Municipal
                                      Portfolio       Portfolio         Portfolio         Portfolio
                                      ---------       ---------         ---------         ---------
                                 Amount    Bps     Amount    Bps   Amount      Bps    Amount    Bps
                                --------   ---    --------   ---   -------     ---    -------   ---
 Institutional shares.......... $119,323    2     $126,495    2      $ 925     2        $ 661    2
 Institutional Service shares..   46,650    2       44,211    2          1     *            1    *
 Pinnacle shares...............   30,793    2        6,394    2        N/A                N/A
 Investor shares...............    2,264    2        4,770    5        N/A                N/A
 Short Term Income shares......    2,238    5        3,607    5        N/A              1,682    5
 Retail shares.................   19,241    2           24    2        870     2          799    2
    Total...................... $220,509          $185,501          $1,796             $3,143
* Per account

3. Compensating Balance Arrangement and Other Transactions
Reich & Tang and the Bank of New York have entered into a compensating balance arrangement with the Daily Income Fund Municipal Portfolio, which would allow the Portfolio to compensate the Bank for any overdrafts by maintaining a positive cash balance the next day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account as compensation. In both cases the Federal Reserve requirements, currently 10%, will be assessed. Therefore, all overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. On March 31, 2007 the cash balance was $166,479.

For the year ended March 31, 2007, the breakdown of expenses paid indirectly by the Fund were as follows:

                                                       Money Market      U.S. Treasury     U.S. Government      Municipal
                                                         Portfolio         Portfolio          Portfolio         Portfolio
                                                         ---------         ---------          ---------         ---------
Custodian expenses......................................  $20,316            $ 9,992              $-0-             $-0-
Shareholder servicing and related shareholder expenses..      360                104               -0-              -0-
   Total................................................  $20,676            $10,096              $-0-             $-0-

-------------------------------------------------------------------------------



===============================================================================
4. Transactions in Shares of Beneficial Interest

At March 31, 2007, an unlimited number of shares of beneficial interest ($0.001 par value) were authorized. Transactions, all at $1.00 per share, were as follows:

Money Market Portfolio                          Year Ended                       Year Ended
                                              March 31, 2007                   March 31, 2006
                                              ---------------                  --------------
 Institutional Shares
 --------------------
 Sold................................          3,532,193,281                   2,222,373,090
 Issued on reinvestment of dividends.             30,075,742                      12,076,068
 Redeemed............................         (3,295,417,121)                 (2,077,041,977)
                                              --------------                  --------------
 Net increase (decrease).............            266,851,902                     157,407,181
                                              ==============                  ==============
 Institutional Service Shares
 ----------------------------
 Sold................................          2,353,647,274                   2,100,732,666
 Issued on reinvestment of dividends.             11,234,194                       5,277,442
 Redeemed............................         (2,321,066,724)                 (2,001,948,552)
                                              --------------                  --------------
 Net increase (decrease).............             43,814,744                     104,061,556
                                              ==============                  ==============
 Pinnacle Shares
 ---------------
 Sold................................            191,582,537                     183,496,040
 Issued on reinvestment of dividends.              7,811,634                       4,303,379
 Redeemed............................           (163,048,227)                   (167,909,611)
                                              --------------                  --------------
 Net increase (decrease).............             36,345,944                      19,889,808
                                              ==============                  ==============

                                         Commencement of Operations
                                          November 28, 2006 through
Investor Shares                               March 31, 2007
---------------                               --------------
 Sold................................            326,218,371
 Issued on reinvestment of dividends.                231,079
 Redeemed............................           (174,502,593)
                                              --------------
 Net increase (decrease).............            151,946,857
                                              ==============

                                         Commencement of Operations
                                          February 12, 2007 through
Short Term Income Shares                      March 31, 2007
------------------------                      --------------
 Sold................................            216,561,971
 Issued on reinvestment of dividends.                 76,285
 Redeemed............................           (159,541,535)
                                              --------------
 Net increase (decrease).............             57,096,721
                                              ==============

                                         Commencement of Operations
                                          November 28, 2006 through
Retail Shares                                 March 31, 2007
--------------                                --------------
 Sold................................          1,938,862,432
 Issued on reinvestment of dividends.              2,713,087
 Redeemed............................         (1,043,671,566)
                                              --------------
 Net increase (decrease).............            897,903,953
                                              ==============

                                        Commencement of Operations
                                          November 1, 2006 through
Advantage Shares                              March 31, 2007
------------------                            --------------
 Sold................................          4,544,671,364
 Issued on reinvestment of dividends.             34,760,496
 Redeemed............................         (1,465,843,369)
                                              --------------
 Net increase (decrease).............          3,113,588,491
                                              ==============

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
===============================================================================
4. Transactions in Shares of Beneficial Interest (continued)

U.S. Treasury Portfolio                         Year Ended               Year Ended
                                              March 31, 2007           March 31, 2006
                                              --------------           --------------
 Institutional Shares
 ----------------------
 Sold.................................         3,095,014,636            2,421,293,275
 Issued on reinvestment of dividends..             8,283,894                3,590,453
 Redeemed.............................        (3,342,758,467)          (2,078,604,433)
                                              --------------           --------------
 Net increase (decrease)..............          (239,459,937)             346,279,295
                                              ==============           ==============
 Institutional Service Shares
 ----------------------------
 Sold.................................         1,017,713,607            1,043,607,042
 Issued on reinvestment of dividends..             6,373,235                3,409,207
 Redeemed.............................        (1,079,293,656)            (979,469,270)
                                              --------------           --------------
 Net increase (decrease)..............           (55,206,814)              67,546,979
                                              ==============           ==============
 Pinnacle Shares
 ---------------
 Sold.................................            53,982,889               34,672,577
 Issued on reinvestment of dividends..             1,572,612                1,151,037
 Redeemed.............................           (44,432,493)             (47,128,256)
                                              --------------           --------------
 Net increase (decrease)..............            11,123,008              (11,304,642)
                                              ==============           ==============

                                        Commencement of Operations
                                           February 21, 2007 through
 Investor Shares                               March 31, 2007
 ----------------                              --------------
 Sold............................                281,725,704
 Issued on reinvestment of dividends                 176,886
 Redeemed........................               (146,991,867)
                                               -------------
 Net increase (decrease).........                134,910,723
                                               =============

                                         Commencement of Operations
                                          November 2, 2006 through
 Short Term Income Shares                      March 31, 2007
 ------------------------                      --------------
 Sold............................                 46,491,785
 Issued on reinvestment of dividends                 266,519
 Redeemed........................                (24,094,981)
                                                ------------
 Net increase (decrease).........                 22,663,323
                                                ============

                                         Commencement of Operations
                                          December 12, 2006 through
 Retail Shares                                 March 31, 2007
 -------------                                 --------------
 Sold............................                  3,448,689
 Issued on reinvestment of dividends                   4,406
 Redeemed........................                 (3,081,550)
                                                ------------
 Net increase (decrease).........                    371,545
                                                ============




-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
===============================================================================
4. Transactions in Shares of Beneficial Interest (continued)

U.S. Government Portfolio
                                        Commencement of Operations
                                            March 19, 2007 through
Institutional Shares (a)                      March 31, 2007
------------------------                      --------------
 Sold...............................                  10,000
 Issued on reinvestment of dividends                     -0-
 Redeemed...........................                     -0-
                                              --------------
 Net increase (decrease)............                  10,000
                                              ==============

                                        Commencement of Operations
                                         October 30, 2006 through
Institutional Service Shares (a)              March 31, 2007
--------------------------------              --------------
 Initial Investment made by IXIS....              35,000,000
 Sold...............................                  10,000
 Issued on reinvestment of dividends                 244,835
 Redeemed...........................             (35,244,835)
                                              --------------
 Net increase (decrease)............                  10,000
                                              ==============

                                        Commencement of Operations
                                         December 12, 2006 through
Retail Shares                                 March 31, 2007
-------------                                 --------------
 Sold...............................             124,415,380
 Issued on reinvestment of dividends                 101,389
 Redeemed...........................             (67,465,599)
                                              --------------
 Net increase (decrease)............              57,051,170
                                              ==============

                                        Commencement of Operations
                                            November 2, through
Advantage Shares                              March 31, 2007
----------------                              --------------
 Sold...............................             302,636,615
 Issued on reinvestment of dividends               2,087,366
 Redeemed...........................            (110,896,630)
                                              --------------
 Net increase (decrease)............             193,827,351
                                              ==============

-------------------------------------------------------------------------------
DAILY INCOME FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
===============================================================================

4. Transactions in Shares of Beneficial Interest (continued)

Municipal Portfolio
                                        Commencement of Operations
                                          March 19, 2007 through
Institutional Shares (a)                      March 31, 2007
-------------------------                     --------------
 Sold...............................                  10,000
 Issued on reinvestment of dividends                     -0-
 Redeemed...........................                     -0-
                                               -------------
 Net increase (decrease)............                  10,000
                                               =============

                                         Commencement of Operations
                                           October 30, 2006 through
Institutional Service Shares (a)               March 31, 2007
--------------------------------               --------------
 Initial Investment made by IXIS                  25,000,000
 Sold...............................                  10,000
 Issued on reinvestment of dividends                 117,810
 Redeemed...........................             (25,117,810)
                                                ------------
 Net increase (decrease)............                  10,000
                                                ============

                                         Commencement of Operations
                                        February 20, 2007 through
Short Term Income Shares                      March 31, 2007
-------------------------                     --------------
 Sold...............................              98,421,212
 Issued on reinvestment of dividends                  32,790
 Redeemed...........................             (40,538,993)
                                               -------------
 Net increase (decrease)............              57,915,009
                                               =============

                                        Commencement of Operations
                                         December 8, 2006 through
Retail Shares                                 March 31, 2007
-------------                                 --------------
 Sold...............................             146,464,053
 Issued on reinvestment of dividends                  60,003
 Redeemed...........................            (104,707,181)
                                              --------------
 Net increase (decrease)............              41,816,875
                                              ==============

                                        Commencement of Operations
                                         November 2, 2006 through
Advantage Shares                              March 31, 2007
----------------                              --------------
 Sold...............................             310,727,491
 Issued on reinvestment of dividends               1,009,357
 Redeemed...........................            (175,190,956)
                                              --------------
 Net increase (decrease)............             136,545,892
                                              ==============

(a) On March 19, 2007 Reich & Tang Asset Management, LLC invested $10,000 in each of the Institutional and Institutional classes of the U.S. Government Portfolio and Municipal Portfolios. The amounts are equivalent to less than 1% of total net assets of each Portfolio.

-------------------------------------------------------------------------------


===============================================================================

5. Tax Information

The tax character of all dividends and distributions paid during the years ended March 31, 2007 and 2006 were as follows:

                         Money Market                 U.S. Treasury             U.S. Government          Municipal
                           Portfolio                    Portfolio                  Portfolio             Portfolio
                           ---------                    ---------                  ---------             ---------
                       2007         2006             2007        2006               2007                    2007
                       ----         ----             ----        ----               ----                    ----
 Ordinary Income   $95,364,473   $22,046,032     $43,582,659   $28,863,648     $2,896,549                   $-0-
 Tax-Exempt Income        $-0-        $-0-              $-0-        $-0-             $-0-             $1,499,539


During the year ended March 31, 2007, the Money Market Portfolio utilized capital loss carryforwards of $217.

At March 31, 2007, there were no distributable earnings for any Portfolio.

In July 2006, the Financial Accounting Standards Board (the "FASB") issued Interpretation No.48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" ("the Interpretation"). The Interpretation establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filling tax returns (including whether an entity is taxable in a particular jurisdiction) and requires certain expanded tax disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. On December 22, 2006, the Securities and Exchange Commission notified the industry that the implementation of the Interpretation must be incorporated no later than the last day on which a Net Assets Value is calculated preceding the Portfolio's 2007 semi-annual report. Management has begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

-------------------------------------------------------------------------------
DAILY INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
===============================================================================


To The Board of Trustees and Shareholders of
Daily Income Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, U.S. Treasury Portfolio, U.S. Government Portfolio and Municipal Portfolio (constituting Daily Income Fund, (formerly Institutional Daily Income Fund) hereafter referred to as the "Fund") at March 31, 2007, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
May 25, 2007

-------------------------------------------------------------------------------
DAILY INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)
===============================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

QUALIFIED INTEREST INCOME

For the fiscal year ended March 31, 2007, the Funds' designate the following percentages of ordinary distributions paid during the fiscal year that are from qualified interest income to foreign shareholders:

                                                            Qualified Interest
                                                                  Income
                                                                  ------
Daily Income Fund - Money Market Portfolio                          45%
Daily Income Fund - U.S. Treasury Portfolio                        100%
Daily Income Fund - U.S. Government Portfolio                      100%


-------------------------------------------------------------------------------
DAILY INCOME FUND
BOARD APPROVAL OF INVESTMENT MANAGEMENT CONTRACT
(UNAUDITED)
===============================================================================
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On March 8, 2007, the Board of Trustees approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Trustees considered the following information:

   1)    The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the entities whose securities are included in the Fund's portfolio, and the money market industry and the economy in general; and the payment of compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Board also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees and Fund counsel. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fees, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.

   2)    The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund's Money Market Portfolio and U.S. Treasury Portfolio, both on an absolute basis and as compared to various Lipper peer group categories for the one-month and one-, three-, five- and ten-year periods ended December 31, 2006. The peer group categories included: (i) an asset-based peer group of institutional money market funds, as classified by Lipper, as the peer group for the Money Market Portfolio's Institutional Service Class shares and institutional U.S. Treasury money market funds, as classified by Lipper, as the peer group for the U.S. Treasury
Portfolio's Institutional Service Class shares ("expense group 1"); (ii) a competitors' class peer group for the Money Market Portfolio's Institutional Service Class shares and the U.S. Treasury Portfolio's Institutional Service Class shares, representing other institutional money market funds that are considered to be competitors of the Money Market Portfolio with similar distribution channels and institutional U.S. Treasury money market funds that are considered to be competitors of the U.S. Treasury Portfolio with similar distribution channels ("expense group 2"); (iii) a peer group of all funds in the Money Market Portfolio's and the U.S. Treasury Portfolio's Lipper universe regardless of asset size ("expense universe"); and (iv) other funds with similar investment objectives to the Money Market Portfolio and the U.S. Treasury Portfolio that are advised or sub-advised by the Manager. These peer groups are referred to collectively as the "Peer Groups." The Manager advised the Board that it does not advise or sub-advise other types of accounts, such as institutional and pension accounts, with similar investment policies to the Money Market Portfolio or U.S. Treasury Portfolio. The Trustees used the Money Market Portfolio's and U.S. Treasury Portfolio's performance against their respective Peer Groups to provide objective comparative benchmarks against which they could assess the Money Market Portfolio's and U.S. Treasury Portfolio's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Money Market Portfolio's and U.S. Treasury Portfolio's investment objectives, strategies, limitations and restrictions. In particular, the Board noted that the gross performance of the Money Market Portfolio and U.S. Treasury Portfolio against their respective Peer Groups was satisfactory and that (i) the Money Market Portfolio's ranking against the Lipper performance universe (which includes all funds in the expense universe regardless of asset-size or primary channel of distribution) was in the 1st quintile for the one-month and three-year periods and the 2nd quintile for the one-year, five-year and ten-year periods, and (ii) the U.S. Treasury Portfolio's ranking against the Lipper performance universe was in the 1st quintile for the ten-year period, the 2nd quintile for the five-year period and the 3rd quintile for the one-month, one-year and three-year periods (the 1st quintile is the highest quintile).

In connection with its assessment of the performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

-------------------------------------------------------------------------------



===============================================================================
INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT, continued

3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees' consideration of the level of the management fees, the Trustees considered a number of factors. The Trustees compared the level of the management fees for the Money Market Portfolio and the U.S. Treasury Portfolio, as well as the U.S. Government Portfolio and the Municipal Portfolio (collectively, the "Portfolios") against the advisory fees charged to the funds in their respective Peer Groups (with respect to the U.S. Government Portfolio and the Municipal Portfolio such Peer Groups are defined below) and each Portfolio's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in their respective Peer Groups. With respect to the U.S. Government Portfolio and the Municipal Portfolio, the Lipper peer group categories included: (i) an asset-based peer group of U.S. government money market funds, as classified by Lipper, as the peer group for the U.S. Government Portfolio's Retail Class shares and tax-exempt money market funds, as classified by Lipper, as the peer group for the Municipal Portfolio's Retail Class shares ("expense group 1");
(ii) a competitor's class peer group for the U.S. Government Portfolio and the Municipal Portfolio representing other U.S. government money market funds that are considered to be competitors of the U.S. Government Portfolio with similar distribution channels and tax-exempt money market funds that are considered to be competitors of the Municipal Portfolio with similar distribution channels ("expense group 2"); (iii) a peer group of all funds in the U.S. Government Portfolio's and U.S. Treasury Portfolio's Lipper universe regardless of asset size ("expense universe"); and (iv) other funds with similar investment objectives to the U.S. Government Portfolio and the Municipal Portfolio that are advised or sub-advised by the Manager.

The Trustees also considered comparative total fund expenses of each class of the Portfolios and their respective Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of each Portfolio's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the respective Peer Groups fund agreements is often not apparent. The Trustees also viewed the respective Peer Groups fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rate of each Portfolio's management fee and combined fees (management and administrative) were reasonable when compared to the combined fees of the respective Peer Groups. The Trustees also noted that the Manager did not advise or sub-advise any other types of accounts, such as institutional or pension accounts, with similar investment policies to the Portfolios. The Trustees concluded that the level of each Portfolio's management fee was reasonable in light of these factors.

The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2005, and were provided with a verbal update as to the range of profitability as of December 31, 2006. The Manager assured the Trustees that final profitability data would be distributed to the Trustees as soon as it was finalized. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the respective Peer Groups data to assess whether the respective Peer Groups funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event of significant asset growth in the future, the Trustees determined to reassess whether the management fees appropriately took into account any economies of scale that had been realized as a result of that growth.

     5)  Other Factors.
In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fees were fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

-------------------------------------------------------------------------------
DAILY INCOME FUND
RESULTS OF PROXY
SPECIAL MEETING OF SHAREHOLDERS, DECEMBER 6, 2006
(UNAUDITED)
===============================================================================
A Special Meeting of Shareholders of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York, on December 6, 2006. The purpose of the meeting was to (i) elect Trustees of the Fund and (ii) to amend Daily Income Fund's fundamental Policy Regarding Lending. To amend fundamental investment restriction no. 14 regarding loans to read as follows: "The Fund may not make loans except through (i) the purchase of debt obligations in accordance with its investment objectives and policies, (ii) the lending of its portfolio securities, (iii) the use of repurchase agreements, or (iv) the making of loans to affiliated funds as permitted by the 1940 Act, the rules and regulations thereunder, or by guidance regarding, and interpretations of , or exemptive orders under, the 1940 Act.". No other business was transacted at the meeting.

The results of the voting at the Special Meeting are as follows:

1.  To elect Trustees for the Fund:
                                              Shares                       % of                       % of
     Edward A. Kuczmarski                      Voted                Outstanding Shares            Shares Voted
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,591,542.050                  61.62%                     99.58%
         Withheld                           4,369,039.800                   0.26%                      0.42%

     Dr. W. Giles Mellon
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,590,496.050                  61.62%                     99.58%
         Withheld                           4,370,085.800                   0.26%                      0.42%

     Robert Straniere, Esq.
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,592,405.050                  61.62%                     99.58%
         Withheld                           4,368,176.800                   0.26%                      0.42%

     Dr. Yung Wong
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,574,127.050                  61.62%                     99.58%
         Withheld                           4,386,454.800                   0.26%                      0.42%

     Albert R. Dowden
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,607,202.050                  61.62%                     99.58%
         Withheld                           4,353,379.800                   0.26%                      0.42%

     William Lerner
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,607,163.050                  61.62%                     99.58%
         Withheld                           4,353,418.800                   0.26%                      0.42%

     James L. Schultz
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,607,098.050                  61.62%                     99.58%
         Withheld                           4,353,483.800                   0.26%                      0.42%

     Carl Frischling
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,588,553.050                  61.62%                     99.58%
         Withheld                           4,372,028.800                   0.26%                      0.42%

     Steven W. Duff
-----------------------------------------------------------------------------------------------------------------------------------
         For                            1,036,574,127.050                  61.62%                     99.58%
         Withheld                           4,386,454.800                   0.26%                      0.42%

2. To amend the Money Market Portfolio and U.S. Treasury Portfolio fundamental policy regarding lending

       For                              248,259,975.480                  30.72%
       Against                           16,051,399.120                   1.99%
       Abstain                            7,113,620.100                   0.88%
       Broker Non-votes                 122,403,513.000                  15.15%
       Total                            393,828,507.700                  48.74%

-------------------------------------------------------------------------------
DAILY INCOME FUND
TRUSTEES AND OFFICERS INFORMATION
(UNAUDITED)
 ==============================================================================

                                                  Trustees and Officers Information
                                                          March 31, 2007(1)

----------------------------------------------------------------------------------------------------------------------------
                      Position(s) Term of Office       Principal Occupation(s)            Number of              Other
 Name, Address(2),     Held with  and Length of              During Past                Portfolios in        Directorships
      and Age            Fund     Time Served(3)               5 Years                  Fund Complex            held by
                                                                                        Overseen by            Director
                                                                                         Director
----------------------------------------------------------------------------------------------------------------------------
Disinterested Directors:
----------------------------------------------------------------------------------------------------------------------------
 Albert R. Dowden,     Trustee     Since 2006    Corporate Director/Trustee for     Director of ten      Director/Trustee
 Age 65                                          Annuity & Life Re (Holdings)       portfolios           of Annuity & Life
                                                 Ltd., Boss Group, Ltd.,                                 Re (Holdings)
                                                 Homeowners of America Holdings                          Ltd., Boss Group,
                                                 Corporation, CompuDyne                                  Ltd., Homeowners
                                                 Corporation, and AIM Funds.                             of America
                                                                                                         Holdings
                                                                                                         Corporation,
                                                                                                         CompuDyne
                                                                                                         Corporation and
                                                                                                         the AIM Funds.
--------------------- ---------- --------------- ---------------------------------- -------------------- -------------------
 Carl Frischling,      Trustee     Since 2006    Partner of Kramer Levin Naftalis   Director of ten      Director of the AIM
 Esq., Age 70                                    & Frankel LLP (a law firm) with    portfolios           Funds.
                                                 which he has been associated
                                                 with since 1994.
--------------------- ---------- --------------- ---------------------------------- -------------------- -------------------
Edward A. Kuczmarski,   Trustee    Since 2006    Certified Public Accountant and    Director/Trustee     Trustee of the
 Age 57                                          Partner  of Hays & Company LLP     of fourteen          Empire Builder
                                                 since 1980.                        portfolios           Tax Free Bond
                                                                                                         Fund and ISI
                                                                                                         Funds.
--------------------- ---------- --------------- ---------------------------------- -------------------- -------------------
 William Lerner,       Trustee     Since 2006    Self-employed consultant to        Director of ten      Director of
 Esq., Age 70                                    business entities and              portfolios           MTM Technologies,
                                                 entrepreneurs for corporate                             Inc. and Coach
                                                 governance and corporate                                Industries Group,
                                                 secretarial services.                                   Inc.
--------------------- ---------- --------------- ---------------------------------- -------------------- -------------------
Dr. W. Giles Mellon,   Trustee     Since 1987    Professor Emeritus of Business     Director/Trustee            N/A
 Age 76                                          Administration in the Graduate     of thirteen
                                                 School of Management, Rutgers      portfolios
                                                 University with which he has
                                                 been associated with since 1966.
--------------------- ---------- --------------- ---------------------------------- -------------------- -------------------
 James L. Schultz,     Trustee     Since 2006    Self-employed as a consultant.     Director of ten      None
 Age 70                                          Formerly President of Computer     portfolios
                                                 Research Inc. from 1975 to 2001.
--------------------- ---------- --------------- ---------------------------------- -------------------- -------------------
 Robert Straniere,     Trustee     Since 1987    Owner, Straniere Law Firm since    Director/Trustee     Sparx Japan Funds
 Esq,                                            1980,                              of thirteen
 Age 66                                          NYS Assemblyman from 1981 to 2004  portfolios
                                                 and counsel at Fisher & Fisher
                                                 since 1995.
--------------------- ---------- --------------- ---------------------------------- -------------------- -------------------
 Dr. Yung Wong,        Trustee     Since 1987    Managing Director of Abacus        Trustee/Trustee of          N/A
 Age 68                                          Associates, an investment firm,    thirteen portfolios
                                                 since 1996.
----------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------


===============================================================================

                                                  Trustees and Officers Information
                                                          March 31, 2007(1)

----------------------------------------------------------------------------------------------------------------------------
                      Position(s) Term of Office       Principal Occupation(s)            Number of              Other
 Name, Address(2),     Held with  and Length of              During Past                Portfolios in        Directorships
      and Age            Fund     Time Served(3)               5 Years                  Fund Complex            held by
                                                                                        Overseen by            Director
                                                                                         Director
----------------------------------------------------------------------------------------------------------------------------
Interested Directors/ Officers
----------------------------------------------------------------------------------------------------------------------------
Steven W. Duff,      President     Since 1994    Manager and President of Reich &   Director/Trustee            None
Age 53               and                         Tang Asset Management, LLC         and/or Officer of
                     Trustee(4)                  ("RTAM, LLC"), a registered        eighteen portfolios
                                                 Investment Advisor and President
                                                 of the Mutual Funds Division of
                                                 RTAM, LLC.  Associated with RTAM,
                                                 LLC since 1994.  Mr. Duff is also
                                                 President and Director/Trustee of
                                                 eight other funds in the Reich &
                                                 Tang Fund Complex, Director of
                                                 Pax World Money Market Fund,
                                                 Inc., Principal Executive Officer
                                                 of Delafield Fund, Inc. and
                                                 President and Chief Executive
                                                 Officer of Tax Exempt Proceeds
                                                 Fund, Inc.  Mr. Duff also serves
                                                 as a Director of Reich & Tang
                                                 Services, Inc. and President of
                                                 Reich & Tang Distributors, Inc.
-------------------- ----------- --------------- ---------------------------------- -------------------- -------------------
Richard De Sanctis,  Vice          Since 2005    Executive Vice President and CFO           N/A                 N/A
Age 50               President                   of RTAM LLC.   Associated with
                                                 RTAM, LLC since 1990.Mr. De
                                                 Sanctis is Vice President of ten
                                                 other funds in the Reich & Tang
                                                 Fund Complex, Vice President and
                                                 Assistant Secretary of Cortland
                                                 Trust, Inc. and serves as
                                                 Executive Vice President and
                                                 Chief Financial Officer of Reich
                                                 & Tang Services, Inc. and Reich &
                                                 Tang Distributors, Inc. Prior to
                                                 December 2004, Mr. De Sanctis was
                                                 Treasurer and Assistant Secretary
                                                 of eleven funds in the Reich &
                                                 Tang Fund Complex and Vice
                                                 President, Treasurer and
                                                 Assistant Secretary of Cortland
                                                 Trust, Inc.
-------------------- ----------- --------------- ---------------------------------- -------------------- -------------------
Molly Flewharty,     Vice          Since 1987    Senior Vice President of RTAM,             N/A                 N/A
Age 56               President                   LLC. Associated with RTAM, LLC
                                                 since 1977.  Ms. Flewharty is
                                                 also Vice President of eleven
                                                 other funds in the Reich & Tang
                                                 Fund Complex.  Ms. Flewharty also
                                                 serves as Senior Vice President
                                                 of Reich & Tang Distributors, Inc.
-------------------- ----------- --------------- ---------------------------------- -------------------- -------------------
Rosanne Holtzer,     Chief         Since 2004    Senior Vice President, Compliance          N/A                 N/A
Age 42               Compliance                  Officer and Assistant Secretary
                      Officer                    of RTAM, LLC.  Associated with
                     Secretary     Since 2001    RTAM, LLC since 1986.  Ms.
                                                 Holtzer is also Chief Compliance
                     Assistant                   Officer, Secretary and Assistant
                     Treasurer     Since 1998    Treasurer of eleven other funds
                                                 in the Reich & Tang Fund
                                                 Complex.  Ms. Holtzer also serves
                                                 as Senior Vice President,
                                                 Assistant Secretary & Compliance
                                                 Officer of Reich & Tang
                                                 Distributors, Inc. and Senior
                                                 Vice President, Assistant
                                                 Secretary & Chief Compliance
                                                 Officer of Reich & Tang Services,
                                                 Inc.
----------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------


===============================================================================

                                                  Trustees and Officers Information
                                                          March 31, 2007(1)

----------------------------------------------------------------------------------------------------------------------------
                      Position(s) Term of Office       Principal Occupation(s)            Number of              Other
 Name, Address(2),     Held with  and Length of              During Past                Portfolios in        Directorships
      and Age            Fund     Time Served(3)               5 Years                  Fund Complex            held by
                                                                                        Overseen by            Director
                                                                                         Director
----------------------------------------------------------------------------------------------------------------------------
Interested Directors/ Officers (continued)
----------------------------------------------------------------------------------------------------------------------------
Michael Lydon,       Vice          Since 2005    Executive Vice President and               N/A                 N/A
Age 43               President                   Chief Operations Officer of RTAM,
                                                 LLC.  Associated with RTAM, LLC
                                                 since January 2005.  Mr. Lydon
                                                 was Vice President at Automatic
                                                 Data Processing from July 2000 to
                                                 December 2004.  Prior to July
                                                 2000, Mr. Lydon was Executive
                                                 Vice President and Chief
                                                 Information Officer of RTAM,
                                                 LLC.  Mr. Lydon is also Vice
                                                 President of eleven other funds
                                                 in the Reich & Tang Fund
                                                 Complex.  Mr. Lydon also serves
                                                 as Executive Vice President and
                                                 Chief Operations Officer for
                                                 Reich & Tang Distributors, Inc.
                                                 and Reich & Tang Services, Inc.
-------------------- ----------- --------------- ---------------------------------- -------------------- -------------------
Dana E. Messina,     Vice          Since 1987    Executive Vice President of                N/A                 N/A
Age 50               President                   RTAM, LLC.  Associated with
                                                 RTAM, LLC since 1980.  Ms.
                                                 Messina is also Vice President
                                                 of eight other funds in the
                                                 Reich & Tang Fund Complex.  Ms.
                                                 Messina also serves as Executive
                                                 Vice President of Reich & Tang
                                                 Distributors, Inc.
-------------------- ----------- --------------- ---------------------------------- -------------------- -------------------
Anthony Pace,        Treasurer     Since 2004    Vice President of RTAM, LLC                N/A                 N/A
Age 41               and                         since September 2004.  Mr. Pace
                     Assistant                   was a Director of a Client
                     Secretary                   Service Group at GlobeOp
                                                 Financial Services, Inc. from
                                                 May 2002 to August 2004 and
                                                 Controller/Director of Mutual
                                                 Fund Administration for Smith
                                                 Barney Funds Management LLC and
                                                 Salomon Brothers Asset
                                                 Management Inc. from 1998 to May
                                                 2002.  Mr. Pace is also
                                                 Treasurer and Assistant
                                                 Secretary of eleven other funds
                                                 in the Reich & Tang Fund Complex.
----------------------------------------------------------------------------------------------------------------------------

(1) The Statement of Additional Information includes additional information about Daily Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

(2) The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(3)  Each Trustee will hold office for an indefinite  term until the earliest of
     (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his\her successor is elected and qualifies.

(4) Steven W. Duff is deemed an interested person of the Fund due to his affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

                [THIS PAGE INTENTIONALLY LEFT BLANK.]

             [THIS PAGE INTENTIONALLY LEFT BLANK.]

----------------------------------------
This   report  is   submitted   for  the
general  information of the shareholders
of the Fund.  It is not  authorized  for
distribution  to  prospective  investors
in   the   Fund   unless   preceded   or
accompanied by an effective  prospectus,
which  includes  information   regarding
the  Fund's   objectives  and  policies,
experience     of    its     management,
marketability   of  shares,   and  other
information.
----------------------------------------








Daily Income Fund
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020

Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor,
     Brooklyn, New York 11217

Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020





DIF 3/07A

Item 2:    Code of Ethics

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers.

Item 3:    Audit Committee Financial Expert

The registrant's Board of Trustees has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

Item 4:    Principal Accountant Fees and Services

                                    FYE 3/31/2007              FYE 3/31/2006

4(a)     Audit Fees                 $126,500                     $54,800
4(b)     Audit Related Fees         $      0                     $     0
4(c)     Tax Fees                   $  7,500                     $ 7,161
4(d)     All Other Fees             $      0                     $     0


4(e)(1) The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $7,500 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2007. $7,161 and $45,000, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2006.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5:    Audit Committee of Listed Registrants

Not applicable.

Item 6:    Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9:    Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10:   Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   Exhibits

(a)(1)   Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Income Fund



By (Signature and Title)*       /s/Rosanne Holtzer, Secretary
                                -----------------------------
                                   Rosanne Holtzer, Secretary


Date: June 8, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*       /s/Steven W. Duff, President
                                ----------------------------
                                   Steven W. Duff, President

Date: June 8, 2007



By (Signature and Title)*       /s/Anthony Pace, Treasurer
                                --------------------------
                                   Anthony Pace, Treasurer


Date: June 8, 2007


* Print the name and title of each signing officer under his or her signature.